FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /  /

    Pre-Effective Amendment No.
                                                                        /  /
    Post-Effective Amendment No.   37                                   /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /  /

         Amendment No.   38                                             /X/

                        (Check appropriate box or boxes.)
          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
               (Exact Name of Registrant as Specified in Charter)

           431 North Pennsylvania Street, Indianapolis, Indiana 46204
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (317) 917-7000

 Timothy L. Ashburn, AmeriPrime Advisors Trust, 431 North Pennsylvania St.,
                             Indianapolis, IN 46204
                     (Name and Address of Agent for Service)

                                  With copy to:
                     Donald S. Mendelsohn, Thompson Hine LLP
                          312 Walnut Street, 14th floor
                             Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
  /X/ immediately upon filing pursuant to paragraph (b)
 /__/ on (date) pursuant to paragraph (b)
 /__/ 60 days after filing pursuant to paragraph (a)(1)
 / _/ on (date) pursuant to paragraph (a)(1)
 /_ / 75 days after filing pursuant to paragraph (a)(2)
 /_ / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            Monteagle Large Cap Fund

                                   PROSPECTUS


                                December 31, 2002





                         209 10th Ave. South, Suite 332
                           Nashville, Tennessee 37203
                                 (877) 272-9746































     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE



RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................4

HOW TO BUY SHARES..............................................................4

HOW TO REDEEM SHARES...........................................................7

DETERMINATION OF NET ASSET VALUE...............................................9

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................9

MANAGEMENT OF THE FUND........................................................10

FINANCIAL HIGHLIGHTS..........................................................13

PRIVACY POLICY................................................................14

FOR MORE INFORMATION..........................................................15

                               RISK/RETURN SUMMARY

Investment Objective

     The investment objective of the Monteagle Large Cap Fund is long term growth of capital.

Principal Strategies

     The Fund will invest at least 80% of its assets in common stocks of large capitalization U.S. companies (those with market capitalizations above $15 billion) that the Fund's adviser believes exhibit a history of increasing earnings. The adviser first analyzes various industrial sectors to select the industry groups in which the Fund will focus its investments. The adviser considers such factors as economic trends and earnings growth prospects when selecting the industries in which the Fund will focus. The adviser then ranks individual stocks in each industrial group based on certain factors, such as:

o    Expected  earnings  growth;
o    Analysts'  earnings  estimates  for the next fiscal year;
o    Return on equity; o Stability of earnings growth in the past 5 years; and
o    Relative price-to-earnings multiple.

     The Fund will invest at least 80% of its assets in large capitalization companies.

     The  Fund  may  sell  a  stock  if,  in  the  adviser's  opinion:

o Stock appreciation has caused the stock to become too large a position in the portfolio;
o    The fundamental  price objective has been achieved;
o The company has experienced a negative change in fundamentals (such as its earnings growth rate or competitive position in its industry group); or
o Some or all of the factors used to rank the company have declined, combined with relative underperformance of the stock compared to the S&P 500 Stock Index or the company's industry group.

Principal Risks of Investing in the Fund

o Management Risk. The Fund has a limited operating history and neither the Fund's investment manager nor the adviser has prior experience managing the assets of a mutual fund. In addition, the strategy used by the adviser may fail to produce the intended results.
o Company Risk is the risk that the Fund might decrease in value in response to the activities and financial prospects of an individual company.
o Market Risk is the risk that the Fund might decrease in value in response to general market and economic conditions.

o Volatility Risk means that common stocks tend to be more volatile than other investment choices.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o        The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.


Is the Fund Right for You?

         The Fund may be a suitable investment for:

o Long term investors seeking a fund with a growth investment strategy
o Investors willing to accept price fluctuations in their investment
o Investors who can tolerate the greater risks associated with common stock investments

General

     The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.


     The investment objective and strategies of the Fund may be changed without shareholder approval. The Fund's policy to invest at least 80% of its assets in common stocks of large capitalization of U.S. Companies will not be changed without 60 days prior notice to shareholders.

How the Fund has Performance



     The bar chart below shows the Fund's returns for the calendar year ended December 31, 2001. The performance table shows how the average annual total returns of the Fund compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                    Total Return as of 12/31/01 was -20.45%
                                 (Chart Omitted)


The Fund's year-to-date return as of September 30, 2002 was -40.18%.
         During the period shown, the highest return for a quarter was 13.21% (4th quarter, 2001); and the lowest return was -17.74%(3rd quarter, 2001).


Average Annual Total Returns for the Periods ended 12/31/01:


                                                       One Year Since Inception1
The Fund
         Return Before Taxes                            -20.45%       -18.07%
         Return After Taxes on Distributions2           -20.45%       -18.07%
         Return After Taxes on Distributions and
             Sale of Fund Shares2                       -12.45%       -14.18%
S&P 500 Index                                           -11.88%       -10.28%
    (reflects no deductions for fees, expenses or taxes)

1 January 18, 2000.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.





                          FEES AND EXPENSES OF THE FUND

     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee1.............................................................NONE
Exchange Fee................................................................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees 2..........................................................1.25%
Distribution (12b-1) Fees...................................................NONE
Other Expenses ............................................................0.02%
Total Annual Fund Operating Expenses ......................................1.27%

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
2 Restated to reflect current fees.


Example:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                1 Year        3 Years        5 Years         10 Years
                 $133           $436           $790           $1,954



                                HOW TO BUY SHARES

Initial Purchase

     The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). Investors choosing to purchase or redeem their shares through a broker-dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

     By Mail - To be in proper form, your initial purchase request must include:

o A completed and signed investment application form (which accompanies this Prospectus);
o        A check made payable to the Fund;

         Mail the application and check to:

         U.S. Mail:........                   Overnight:
         Monteagle Large Cap Fund             Monteagle Large Cap Fund
         c/o Unified Fund Services, Inc.      c/o Unified Fund Services, Inc.
         P.O. Box 6110.....                   431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110     Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (877) 272-9746 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         U.S. Bank, N.A.... ABA #0420-0001-3..
         Attn: Monteagle Large Cap Fund
         D.D.A.# 821637709
         Fund Name ______________________ (write in fund name)
         Account Name ___________________ (write in shareholder name) For the Account # _______________(write in account number)

     You must provide a signed application to Unified Fund Services, Inc., the transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain:

o        Your name
o        The name of your account(s),
o        Your account number(s),
o        The name of the Fund
o        A check made payable to the Fund

     Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan


     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares


     As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(877) 272-9746 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received in good order prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed at the next determined net asset value ("NAV") as of the close of business on the same day.


     An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

     Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information


     The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in any Monteagle Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Monteagle Funds. Checks must be made payable to the Fund; the Fund does not accept third party checks.


     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the transfer agent.

                              HOW TO REDEEM SHARES


     You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.


By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         U.S. Mail:........                  Overnight:
         Monteagle Large Cap Fund            Monteagle Large Cap Fund
         c/o Unified Fund Services, Inc.     c/o Unified Fund Services, Inc.
         P.O. Box 6110.....                  431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110    Indianapolis, Indiana 46204



     Your requests for a redemption must include your letter of instruction, including the Fund name, account number, account names(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (877) 272-9746 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (877) 272-9746. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


     The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


     Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (877) 272-9746. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.


     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value, according to procedures approved by the Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

Taxes

     In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND


     Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Howe & Rusling, Inc. Nashville Capital was formed in 1986 and, as of September 30, 2002, managed assets of approximately $86.3 million for financial institutions. For the fiscal year ended August 31, 2002, the Fund paid the investment manager a fee equal to 1.01% of the Fund's average daily net assets.


     The investment manager pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses, and Rule 12b-1 expenses, if any. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the investment manager. The investment manager (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


     The investment manager has retained Howe & Rusling, Inc., 120 East Avenue, Rochester, NY 14604, to serve as the adviser to the Fund. The firm was established in 1930 and has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1940. As of September 30, 2002, the firm had approximately $474 million in assets under management. The firm serves primarily individual, retirement plan, corporate and non-profit endowment clients. It manages both individual stocks and bonds for its clients. The Howe & Rusling Investment Committee is primarily responsible for the day-to-day management of the Funds. For the fiscal year ended August 31, 2002, Nashville Capital paid Howe & Rusling an advisory fee equal to 0.16% of the Fund's average daily net assets.


The Adviser's Prior Performance

     Howe & Rusling has been managing accounts with investment objectives, policies and strategies substantially similar to those of the Fund since 1990. The performance of those accounts appears below. The data is provided to illustrate past performance of the adviser in managing such accounts, as compared to the S&P 500 Stock Index. The Howe & Rusling Investment Committee is responsible for the performance of the "Managed Accounts" below as well as the investment management of the Fund.

     The performance of the accounts managed by the adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, availability of cash for new investments and the private character of accounts compared with the public character of the Fund. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts. The results for different periods may vary.



                            Average Annual Returns**
                     For the periods ended December 31, 2001


                      Large Cap             H&R Managed                S&P 500
                         Fund                 Accounts*             Stock Index*
One Year               -20.45%                -17.02%                 -11.88%
Three Years              N/A                   -6.53%                  -1.55%
Five Years               N/A                    5.93%                   9.31%
Ten Years                N/A                    9.72%                  12.64%
Since Fund
Inception (12-20-1999)-18.07%                    N/A                    N/A

     *Average Annual Returns for the periods ended December 31, 2001 for the managed accounts and the S&P 500 Stock Index are calculated using calculations which differ from the standardized SEC calculation.

                Howe & Rusling Managed Accounts Growth of $10,000
                 invested January 1, 1990 to December 31, 2001**

                                 [CHART OMITTED]


     **The  adviser's total returns by year were as follows:  1990 -1.39%,  1991
22.00%,  1992 7.74%, 1993 8.64%,  1994 -3.08%,  1995 27.30%,  1996 31.43%,  1997
31.18%, 1998 24.54%, 1999 14.37%, 2000 -13.94%,  and 2001 -17.02%. The adviser's performance figures reflect the use of time-weighted cash flows and dollar-weighted average annualized total returns for the adviser's equity accounts having objectives substantially similar to the Fund. For an account to be included in the composite, it must be non-taxable, have a value of at least $200,000 and have been managed on a fully discretionary basis for at least 6 months. Other accounts of the adviser are excluded from the composite because the nature of those accounts make them inappropriate for purposes of comparison. Compound annual rates of return are supplementary information that represent the cumulative portfolio return expressed on an annualized basis over the period presented. Performance for periods of less than one year is not annualized. Security valuations are on a trade date basis and accrual accounting is used for interest and dividends. Leverage is not used in the accounts as a form of management. The U.S. dollar is the currency used to express performance. Performance figures reflected are net of all expenses, including transaction cost and commissions, and have been adjusted to reflect the Fund's estimated management fee as it appeared in the Fund's initial Prospectus. Results include the reinvestment of dividends and capital gains. Complete performance presentation notes are available from the investment manager on request.

     The S&P 500 Stock Index returns by year were as follows: 1990 -3.14%, 1991 33.05%, 1992 11.15%, 1993 12.20%, 1994 0.80%, 1995 34.73%, 1996 21.00%, 1997
30.73%,  1998 20.47%,  1999 16.33%,  2000 -9.10%, and 2001 -11.88%.  The S&P 500
Stock Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index was developed with a base level of 10 for the 1941-43 base period. Returns for the S&P 500 Stock Index assume the reinvestment of dividends and capital gains and do not reflect the deduction of transaction costs or expenses, including management fees.

                              FINANCIAL HIGHLIGHTS


     The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.



                                                       Year                  Year             For the Period
                                                      Ended                 Ended                 Ended
                                                    08/31/02               8/31/01               8/31/00      (a)
                                               ------------------     ------------------    ------------------
Net Asset Value, beginning of period             $         6.70        $         9.92           $        10.00
                                               ------------------    -------------------   ------------------


Income from Investment Operations:

Net investment income (loss)                               (0.02)                (0.03)                  0.01
Net realized and unrealized gain

  (loss) on investments                                    (2.06)                (3.19)                (0.09)
                                                ------------------    ------------------    ------------------

Total from investment operations                           (2.08)                (3.22)                (0.08)
                                                ------------------    ------------------    ------------------

Less Distributions:
From net investment income                                   0.00                  0.00                  0.00
From realized capital gains                                  0.00                  0.00                  0.00
                                                ------------------    ------------------    ------------------
Total distributions                                          0.00                  0.00                  0.00
                                                ------------------    ------------------    ------------------

Net Asset Value, end of period                        $      4.62           $      6.70           $      9.92
                                                ==================    ==================    ==================

Total Return                                             (31.04)%              (32.44)%               (0.80)% (b)

Ratios/Supplemental Data:
Net assets, end of period (000)                       $     6,661           $     9,968           $    12,820

Ratio of expenses to average net assets                     1.03%                 1.26%                 1.27% (c)
Ratio of net investment income
  to average net assets                                   (0.26)%               (0.44)%                 0.10% (c)
Portfolio turnover                                         86.74%                70.04%                68.00% (c)

(a) January 18, 2000 (commencement of operations) through August 31, 2000. (b)
For period of less than a full year, total return is not annualized. (c)
Annualized.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.


     Call the Fund at (877) 272-9746 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.







Investment Company Act #811-09541

                        Monteagle Opportunity Growth Fund


                                Prospectus Dated


                               December 31, 2002



                         209 10th Ave. South, Suite 332
                           Nashville, Tennessee 37203
                                 (877) 272-9746




































     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE


RISK/RETURN SUMMARY............................................................2

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................5

HOW TO BUY SHARES..............................................................5

HOW TO REDEEM SHARES...........................................................8

DETERMINATION OF NET ASSET VALUE...............................................9

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................9

MANAGEMENT OF THE FUND........................................................10

FINANCIAL HIGHLIGHTS..........................................................12

PRIVACY POLICY................................................................13

FOR MORE INFORMATION..........................................................14

                               RISK/RETURN SUMMARY

Investment Objective

     The investment objective of the Monteagle Opportunity Growth Fund is long term growth of capital.

Principal Strategies

     The Fund seeks to achieve its objective by investing in "growth stocks." These are stocks that the Fund's adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. These are the "Informed Investors."

     Common sense suggests that the Informed Investors of the corporate world are far closer to the day-to-day activities of the companies they own or manage and are often in a much more informed position to gauge the long term effects certain publicly disclosed information or developments may have on the future price of their company's stock. Similar factors determine when a security is sold. For example, a stock may be sold if there are changes in trading activity by Informed Investors or changes in the company's fundamentals, such as decelerating earnings or material changes in the debt-equity ratio of the company.

     The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations, at the time of purchase, of $1 billion or more). Although the Fund will not concentrate in any one industry, it is anticipated that the Fund's portfolio will focus on a small, select group of industries ("growth industries") which the Fund's adviser believes offer superior growth opportunities based on overall economic trends. The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund. The Fund may also have a high level of portfolio turnover.

     From time to time, the Fund's adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund's assets may be held in money market instruments, (including money market mutual funds) or repurchase agreements for an extended period of time.

Principal Risks of Investing in the Fund

o Management Risk. The strategy used by the Fund's adviser may fail to produce the intended results. In addition, during times when the Fund's adviser determines to hold a significant portion of the Fund's assets in money market instruments or repurchase agreements, the Fund may not achieve its investment objective. Also, to the extent the Fund invests in money market mutual funds, you will indirectly bear fees and expenses charged by the underlying mutual funds in addition to the Fund's direct fees and expenses.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

o Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

o Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.

o Portfolio Turnover Risk. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.

o The Fund has limited operating history and the Fund's investment manager has no prior experience managing the assets of a mutual fund.

o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.


Is the Fund Right for You?

The  Fund may be a suitable investment for:

o Long term investors seeking a fund with a growth investment strategy
o Investors who can tolerate the greater risks associated with common stock investments
o Investors willing to accept greater price fluctuations than typically found with a common stock mutual fund

General

     The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

     The investment objective and strategies of the Fund may be changed without shareholder approval.

How the Fund has Performed


     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the return of the Fund from year to year. The performance table shows how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                     Total Return as of 12/31/00 was 19.14%
                                 [CHART OMITTED]
                     Total Return as of 12/31/01 was 35.57%

     The Fund's year-to-date return as of September 30, 2002 was -14.77%

     During the period shown, the highest return for a quarter was 20.69% (first quarter, 2000); and the lowest return was -26.99% (second quarter, 2000).

Average Annual Total Returns for the periods ended 12/31/2001:

                                                One Year       Since Inception 1
The Fund
   Return Before Taxes                           -35.57%           -22.71%
   Return After Taxes on Distributions2          -35.57%           -25.07%
   Return After Taxes on Distributions and Sale
    of Fund Shares2                              -21.66%           -16.73%
S&P 500 Index                                    -11.88%            -8.73%
   (reflects no deductions for fees, expenses or taxes)

1 December 20, 1999.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          FEES AND EXPENSES OF THE FUND

     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

  Shareholder Fees
    (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases                        NONE
    Maximum Deferred Sales Charge (Load)                                    NONE
    Redemption Fee1                                                         NONE


  Annual Fund Operating Expenses
    (expenses that are deducted from Fund assets)
     Management Fee                                                        1.34%
     Distribution and/or Service (12b-1) Fees                               NONE
     Other Expenses                                                        0.00%
     Total Annual Fund Operating Expenses                                  1.34%


1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.


Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


          1 Year           3 Years           5 Years           10 Years
           $141             $459               $833             $2056

                                HOW TO BUY SHARES

Initial Purchase

     The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

      By Mail - To be in proper form, your initial purchase request must include:

o A completed and signed investment application form (which accompanies this Prospectus);
o        A check made payable to the Fund;

      Mail the application and check to:

U.S. Mail:                                Overnight:
Monteagle Opportunity Growth Fund         Monteagle Opportunity Growth Fund
c/o Unified Fund Services, Inc.           c/o Unified Fund Services, Inc.
P.O. Box 6110                             431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110         Indianapolis, Indiana  46204


     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (877) 272-9746 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


      U.S. Bank, N.A. ABA #0420-0001-3
      Attn: Monteagle Opportunity Growth Fund
      D.D.A.# 821637709
      Fund Name ___________________________(write in fund name)
      Account Name_________________________(write in shareholder name) For the Account #____________________(write in account number)

     You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain:

o        Your name
o        The name of your account(s),
o        Your account number(s),
o        The name of the Fund
o        A check made payable to the Fund

     Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan


     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares


     As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(877) 272-9746 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received in good order prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.


     An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.



     Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information


     The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.


     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES


     You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.


     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:                              Overnight:
Monteagle Opportunity Growth Fund       Monteagle Opportunity Growth Fund
c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
P.O. Box 6110                           431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110       Indianapolis, Indiana  46204


     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(877) 272-9746 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (877) 272-9746. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


     The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (877) 272-9746. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.



     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or lender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

Taxes

     In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND


     Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to T.H Fitzgerald Jr. (d/b/a T.H. Fitzgerald & Co.). Nashville Capital was formed in 1986 and, as of September 30, 2002, managed assets of approximately $86.3 million for financial institutions. For the fiscal year ended August 31, 2002, the Fund paid the investment manager a fee equal to 1.34% of the Fund's average daily net assets.




     The investment manager pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the investment manager. The investment manager (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


     The investment manager has retained T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.), 180 Church Street, Naugatuck, CT 06770, to serve as the adviser to the Opportunity Growth Fund. The firm has been owner-managed since its founding in 1959. In 1982, Mr. Fitzgerald accepted his first institutional investment management account, a Fortune 500 corporate pension plan. Since then, he has directed the firm's resources exclusively to the management of large institutional accounts and, as of September 30, 2002, managed nearly $115.6 million. T.H. Fitzgerald accepts no individual or private accounts, regardless of size. The Monteagle Opportunity Growth Fund offers the individual investor with access to the firms proprietary "Informed Investors" strategy. Mr. Fitzgerald has been primarily responsible for the day to day management of the Fund since inception. For the fiscal year ended August 31, 2002, Nashville Capital paid T.H. Fitzgerald & Co. an advisory fee equal to% 0.50% of the Fund's average daily net assets.

The Adviser's Prior Performance

     The adviser has been managing equity accounts for its clients since 1982. The performance of the accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the adviser in managing such accounts, as compared to the S&P 500 Index. T. H. Fitzgerald, Jr., the person responsible for the performance below, is also responsible for the investment management of the Fund.

     The performance of the accounts managed by the adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses (including management fees), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, availability of cash for new investments and the private character of accounts compared with the public character of the Fund. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts. The results for different periods may vary.


                            Average Annual Returns**
                     For the periods ended December 31, 2001


                         Opportunity              Managed             S&P 500
                         Growth Fund             Accounts*          Stock Index*
One Year                   -35.57%                   %                -11.88%
Three Years                  N/A                     %                 -1.55%
Five Years                   N/A                     %                  9.31%
Ten Years                    N/A                     %                 12.64%
Since Fund
Inception (12-20-1999)    -22.71%                   N/A                 N/A

     *Average Annual Returns for the periods ended December 31, 2001 for the managed accounts and S&P 500 Index are calculated using calculations which differ from the standardized SEC calculation.

           T. H. Fitzgerald & Co. Managed Accounts - Growth of $10,000 invested January 1, 1990 to December 31, 2001**

                                 [Chart Omitted]


     **The Adviser's total returns by year were as follows: 1990 -4.55%, 1991 60.65%, 1992 12.65%, 1993 20.15%, 1994 -0.92%, 1995 34.71%, 1996 5.15%, 1997
19.15%, 1998 29.23%, 1999 132.75%,  2000 -17.90%, and 2001 -39.02. The adviser's performance figures reflect the use of time-weighted cash flows and dollar-weighted average annualized total returns for the adviser's equity accounts having objectives substantially similar to the Fund. The composite includes all fee-paying, discretionary, individual stock portfolios. Other accounts of the adviser are excluded from the composite because the nature of those accounts make them inappropriate for purposes of comparison. Performance figures reflected are net of all expenses, including transaction costs and commissions, and have been adjusted to reflect the Fund's estimated management fee as it appeared in the Fund's initial Prospectus.. Results include the reinvestment of dividends and capital gains. Complete performance presentation notes are available from the investment manager on request.

     The S&P 500 Index returns by year were as follows: 1990 -3.14%, 1991 30.45%, 1992 7.62%, 1993 10.09%, 1994 1.27%, 1995 37.53%, 1996 22.99%, 1997
33.34%,  1998 28.57%,  1999 21.05%,  2000 -9.10%, and 2001 -11.88%.  The S&P 500
Index is an unmanaged capitalization-weighted index of 500 stocks, and performance figures that reflect the reinvestment of dividends and capital gains. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.



                                                                 Year                  Year            For the Period
                                                                 Ended                Ended                Ended
                                                                8/31/02              8/31/01              8/31/00       (a)
                                                          -----------------------------------------  -------------------
Net Asset Value, beginning of period                          $      4.00          $     11.21          $     10.00
                                                          --------------------  -------------------  -------------------

Income from Investment Operations:

Net investment income (loss)                                        (0.03)                 0.03               (0.04)
Net realized and unrealized gain

  (loss) on investments                                             (0.37)               (4.46)                 1.25
                                                          --------------------  -------------------  -------------------

Total from investment operations                                    (0.40)               (4.43)                 1.21
                                                          --------------------  -------------------  -------------------

Less Distributions:
From net investment income                                            0.00                 0.00                  0.00
From realized capital gains                                           0.00                (2.78)                 0.00
Total distributions                                                   0.00                (2.78)                 0.00

                                                          --------------------  -------------------  -------------------

Net Asset Value, end of period                                 $      3.60          $      4.00          $      11.21
                                                          ====================  ===================  ===================

Total Return                                                        (10.00)%             (48.87)%               12.10% (b)

Ratios/Supplemental Data:
Net assets, end of period (000)                                 $    26,564          $    32,380          $    75,102

Ratio of expenses to average net assets                               1.37%                1.32%                1.27% (c)
Ratio of expenses to average net assets
  after reimbursements                                                1.34%                1.32%                1.27% (c)
Ratio of net investment income
  to average net assets                                              (0.69)%               0.55%               (0.53)% (c)
Ratio of net investment income
  to average net assets after reimbursements                         (0.67)%               0.55%               (0.53)% (c)
Portfolio turnover                                                  455.29%              545.28%               605.41% (c)


(a) December 20, 1999 (commencement of operations) through August 31, 2000. (b)
For period of less than a full year, total return is not annualized. (c)
Annualized.


                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.


     Call the Fund at (877) 272-9746 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






Investment Company Act #811-09541

                           Monteagle Fixed Income Fund

                                   PROSPECTUS


                                December 31, 2002



                         209 10th Ave. South, Suite 332
                           Nashville, Tennessee 37203
                                 (877) 272-9746




























     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.





                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................5

HOW TO BUY SHARES..............................................................5

HOW TO REDEEM SHARES...........................................................8

DETERMINATION OF NET ASSET VALUE..............................................10

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................10

MANAGEMENT OF THE FUND........................................................11

FINANCIAL HIGHLIGHTS .........................................................15

PRIVACY POLICY................................................................16

FOR MORE INFORMATION..........................................................17

                               RISK/RETURN SUMMARY

Investment Objective

     The investment objective of the Fund is total return.

Principal Strategies

     The Fund invests primarily in investment grade intermediate term fixed income securities, generally rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard and Poor's Corporation. The Fund may invest in fixed income securities that are unrated if the Fund's adviser determines that they are of comparable quality to securities rated investment grade. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, taxable municipal bonds and corporate debt securities.

     The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities held. The adviser will actively manage the portfolio and, based on its assessment of market conditions, either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The Fund may achieve capital appreciation by owning bonds of longer duration when interest rates are declining, protecting against large depreciation, and by owning bonds of shorter duration when interest rates are rising. In addition, the Fund may achieve capital appreciation if the credit quality of corporate and municipal bonds improve and there is a rating upgrade. For this purpose, the adviser will use its proprietary "Bond Market Watch" model to evaluate macroeconomic indicators and based on this evaluation, attempt to anticipate interest rate changes. The adviser seeks to reduce interest rate risk by maintaining an average maturity of the bonds and notes (on a dollar weighted basis) of between 3 and 8 years.

     The Fund may sell a security if, in the adviser's opinion:

o an interest rate change is expected to occur and the adviser seeks to lengthen or shorten the duration of the Fund

o a sector of the market has become less attractive for total return compared to another sector

o a security receives a rating downgrade which could increase credit risk and negatively impact the market value of the security

o a security receives a rating upgrade that positively impacts the market value of the security and the adviser wishes to capture the appreciation

Principal Risks of Investing in the Funds

o Management risk. The Fund has a limited operating history and neither the Fund's investment manager nor the adviser has prior experience managing the assets of a mutual fund. In addition, the strategy used by the adviser may fail to produce the intended results.

o Interest Rate Risk. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities.

o Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

o Credit Risk. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

o Government Risk. It is possible that the U.S. government would not provide financial support to its agencies if it is not required to do so by law. If a U.S. government agency in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall.

o The U. S. government's guarantee of ultimate payment of principal and timely payment of interest on the U. S. government securities owned by the Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

     The Fund may be a suitable investment for:

o Long term investors seeking a fund with an income and capital appreciation strategy
o Investors seeking to diversify their holdings with bonds and other fixed income securities
o Investors seeking higher potential returns than a money market fund
o Investors willing to accept price fluctuations in their investments

General

     The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

     The investment objective and strategies of the Fund may be changed without shareholder approval. The Fund's policy to invest at least 80% of its assets in fixed income securities will not be changed without 60 days notice to shareholders.

How the Fund has Performed


     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the return of the Fund from year to year. The performance table shows how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                     Total Return as of 12/31/00 was 11.31%
                                 [CHART OMITTED]
                     Total Return as of 12/31/01 was 7.98%

     During the period shown, the highest return for a quarter was 5.76%(3rdquarter, 2001); and the lowest return was -0.59% (4th quarter, 2001).


     The Fund's year-to-date return as of September 30, 2002 was 8.52%.

Average Annual Total Returns for the periods ended 12/31/2001:

                                                     One Year  Since Inception 1
The Fund
   Return Before Taxes                                 7.98%         9.33%
   Return After Taxes on Distributions2                5.87%         7.09%
   Return After Taxes on Distributions and
      Sale of Fund Shares2                             4.83%         6.36%
Lehman Brothers Intermediate Govt/Credit Bond Index    8.97%         9.12%
    (reflects no deduction for fees, expenses, or taxes)

1 December 20, 1999.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          FEES AND EXPENSES OF THE FUND

     The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee 1............................................................NONE
Exchange Fee................................................................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2).........................................................1.13%
Distribution (12b-1) Fees...................................................NONE
Other Expenses ............................................................0.00%
Total Annual Fund Operating Expenses ......................................1.13%

1 A wire  transfer  fee of $15 is charged to defray  custodial  charges for redemptions  paid by wire  transfer.  This fee is subject to change.
2 Restated to reflect current fees.


Example:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


          1 Year           3 Years          5 Years          10 Years
           $119              $388             $705            $1750




                                HOW TO BUY SHARES

Initial Purchase

     The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). Investors choosing to purchase or redeem their shares through a broker-dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

     By Mail - To be in proper form, your initial purchase request must include:

o A completed and signed investment application form (which accompanies this Prospectus);
o        A check made payable to the Fund;



         Mail the application and check to:

         U.S. Mail:                             Overnight:
         Monteagle Fixed Income Fund            Monteagle Fixed Income Fund
         c/o Unified Fund Services, Inc.        c/o Unified Fund Services, Inc.
         P.O. Box 6110.....                     431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110       Indianapolis, Indiana 46204


     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (877) 272-9746 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         U.S. Bank, N.A
         ABA #0420-0001-3
         Attn: Monteagle Fixed Income Fund
         D.D.A.# 821637709
         Fund Name ___________________ (write in fund name)
         Account Name_________________ (write in shareholder name) For the Account #____________ (write in account number)

     You must provide a signed application to Unified Fund Services, Inc., the transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain:


o        Your name
o        The name of your account(s),
o        Your account number(s),

o        The name of the Fund
o        A check made payable to the Fund

     Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan


     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares


     As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(877) 272-9746 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received in good order prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed at the next determined net asset value ("NAV") as of the close of business on the same day.


     An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

     Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information


     The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in any Monteagle Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Monteagle Funds. Checks must be made payable to the Fund; the Fund does not accept third party checks.


     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the transfer agent.

                              HOW TO REDEEM SHARES


     You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.


     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:                         Overnight:
Monteagle Fixed Income Fund        Monteagle Fixed Income Fund
c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
P.O. Box 6110                      431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110   Indianapolis, Indiana 46204




     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(877) 272-9746 if you have questions. At the discretion of the Fund or Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (877) 272-9746. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


     The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


     Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (877) 272-9746. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.


     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value, according to procedures approved by the Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

Taxes

     In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND


     Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Howe & Rusling Inc. Nashville Capital was formed in 1986 and, as of September 30, 2002, managed assets of approximately $86.3 million for financial institutions. For the fiscal year ended August 31, 2002, the Fund paid the investment manager a fee equal to 0.97% of the Fund's average daily net assets.


     The investment manager pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses, and Rule 12b-1 expenses, if any. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the investment manager. The investment manager (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


     The investment manager has retained Howe & Rusling, Inc., 120 East Avenue, Rochester, NY 14604, to serve as the adviser to the Fund. The firm was established in 1930 and has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1940. As of September 30, 2002, the firm had approximately $474 million in assets under management. The firm serves primarily individual, retirement plan, corporate and non-profit endowment clients. It manages both individual stocks and bonds for its clients. The Howe & Rusling Investment Committee has been primarily responsible for the day-to-day management of the Fund since its inception. For the fiscal year ended August 31, 2002, Nashville Capital paid Howe & Rusling an advisory fee equal to 0.13% of the Fund's average daily net assets.

The Adviser's Prior Performance

     Howe & Rusling has been managing accounts with investment objectives, policies and strategies substantially similar to those of the Fund since 1990. The performance of those accounts appears below. The data is provided to illustrate past performance of the adviser in managing such accounts, as compared to the Lehman Intermediate Government/Credit Bond Index. The Howe & Rusling Investment Committee is responsible for the performance of the "Managed Accounts" below as well as the investment management of the Fund.

     The performance of the accounts managed by the adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, availability of cash for new investments and the private character of accounts compared with the public character of the Fund. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts. The results for different periods may vary.



                            Average Annual Returns**
                     For the periods ended December 31, 2001


                      Fixed Income            H&R Managed              Lehman
                          Fund                 Accounts*             Bond Index*

One Year                  7.98%                  7.64%                  8.98%
Three Years                N/A                   5.07%                  6.40%
Five Years                 N/A                   6.43%                  7.09%
Ten Years                  N/A                   6.53%                  6.81%
Since Fund
Inception (12-20-1999)    9.33%                   N/A                    N/A

     *Average Annual Returns for the periods ended December 31, 2001 for the managed accounts and the Lehman Intermediate Government/Credit Bond Index are calculated using calculations which differ from the standardized SEC calculation.

                Howe & Rusling Managed Accounts Growth of $10,000
                 invested January 1, 1990 to December 31, 2001**

                                 [CHART OMITTED]


     **The adviser's total returns by year were as follows: 1990 7.85%, 1991 15.50%, 1992 8.14%, 1993 10.83%, 1994 -4.32%, 1995 17.80%, 1996 2.03%, 1997
8.37%,  1998 8.61%,  1999 -3.07%,  2000 11.19%,  and 2001 7.64%.  The  adviser's performance figures reflect the use of time-weighted cash flows and dollar-weighted average annualized total returns for the adviser's accounts having objectives substantially similar to the Fund. For an account to be included in the composite it must be non-taxable, have a value of at least $200,000 and have been managed on a fully discretionary basis for at least 6 months. Other accounts of the adviser are excluded from the composite because the nature of those accounts make them inappropriate for purposes of comparison. Compound annual rates of return are supplementary information that represent the cumulative portfolio return expressed on an annualized basis over the period presented. Performance for periods of less than one year is not annualized. Security valuations are on a trade date basis and accrual accounting is used for interest and dividends. Leverage is not used in the accounts as a form of management. The U.S. dollar is the currency used to express performance. Performance figures reflected are net of all expenses, including transaction costs and commissions, and have been adjusted to reflect the Fund's estimated management fee as it appeared in the Fund's initial Prospectus. Results include the reinvestment interest. Complete performance presentation notes are available from the investment manager on request.

     The Lehman Intermediate Government/Credit Bond Index returns by year were as follows: 1990 9.17%, 1991 14.63%, 1992 7.17%, 1993 8.78%, 1994 -1.93%, 1995
15.31%,  1996 4.06%, 1997 7.87%,  1998 8.42%, 1999 0.39%, 2000 10.10%,  and 2001
8.98%. Securities in the Lehman Intermediate Government/Credit Bond Index must have the following: at least one year to final maturity regardless of call features, at least $100 million par amount outstanding, rated investment grade (Baa3 or better), fixed rate (although it can carry a coupon that steps up or changes according to a predetermined schedule), dollar-denominated and non-convertible, publicly traded, and a U.S. government or corporate investment grade security. Returns for the Lehman Intermediate Government/Credit Bond Index assume the reinvestment of dividends and capital gains and do not reflect the deduction of transaction costs or expenses, including management fees.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

                                                          Year                 Year             For the Period
                                                          Ended                Ended                 Ended
                                                         08/31/02             8/31/01               8/31/00      (a)
                                                    --------------------------------------------------------------
Net Asset Value, beginning of period                    $     10.82         $     10.06           $     10.00
                                                    -------------------  -------------------   -------------------

Income from Investment Operations:

Net investment income (loss)                                   0.49                0.55                  0.28
Net realized and unrealized gain

  (loss) on investments                                        0.35                0.76                  0.16
                                                    -------------------  -------------------   -------------------

Total from investment operations                               0.84                1.31                  0.44
                                                    -------------------  -------------------   -------------------

Less Distributions:

From net investment income                                    (0.49)              (0.55)                (0.38)
From realized capital gains                                    0.00                0.00                  0.00
                                                    -------------------  ------------------   -------------------

Total distributions                                           (0.49)              (0.55)                (0.38)
                                                    -------------------  -------------------   -------------------

Net Asset Value, end of period                             $  11.17          $    10.82           $     10.06
                                                    ===================  ===================   ===================

Total Return                                                  8.00%               13.37%                 4.54%(b)

Ratios/Supplemental Data:
Net assets, end of period (000)                           $ 37,626          $    36,506            $   29,346

Ratio of expenses to average net assets                      0.97%                 1.14%                 1.15%(c)
Ratio of net investment income
  to average net assets                                      4.56%                 5.28%                 3.97%(c)
Portfolio turnover                                          48.58%                75.84%                58.87%(c)


(a) December 20, 1999 (commencement of operations) through August 31, 2000. (b)
For period of less than a full year, total return is not annualized. (c) Annualized.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.


     Call the Fund at (877) 272-9746 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.


     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.







Investment Company Act #811-09541

                              Monteagle Value Fund



                       Prospectus dated December 31, 2002



                         209 10th Ave. South, Suite 332
                           Nashville, Tennessee 37203


                                 (877) 272-9746


































     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE
RISK/RETURN SUMMARY............................................................2

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................4

HOW TO BUY SHARES..............................................................4

HOW TO REDEEM SHARES...........................................................6

DETERMINATION OF NET ASSET VALUE...............................................8

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................8

MANAGEMENT OF THE FUND.........................................................9

FINANCIAL HIGHLIGHTS..........................................................10

PRIVACY POLICY................................................................11

FOR MORE INFORMATION..........................................................12




                               RISK/RETURN SUMMARY

Investment Objective

     The investment objective of the Monteagle Value Fund is long term growth of capital.

Principal Strategies

     As a value oriented manager, the Fund's adviser takes a long term (or "buy and hold") approach to managing the Fund's portfolio. The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalization's of $1 billion or more) that the Fund's adviser believes are undervalued based on value characteristics such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index. The adviser will sell a stock when it believes that the stock is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

Principal Risks of Investing in the Fund

o Management Risk. The adviser's value-oriented approach may fail to produce the intended results.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

o Volatility Risk. Common stocks tend to be more volatile than other investment choices.

o Value Style Risk. The Fund invests in a style that emphasizes "value stocks." The market may not agree with the adviser's determination that a stock is undervalued, and the stock's price may not increase to what the adviser believes is its full value. It may even decrease in value.

o Portfolio Turnover Risk. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.

o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund has limited operating history and neither the Fund's investment manager nor the Fund's adviser has prior experience managing the assets of a mutual fund.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

     The Fund may be suitable for:

o Long term investors seeking a fund with a value investment strategy
o Investors willing to accept price fluctuations in their investment
o Investors who can tolerate the greater risks associated with common stock investments

General

     The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

     The investment objective and strategies of the Fund may be changed without shareholder approval.

How the Fund has Performed


     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the return of the Fund from year to year. The performance table shows how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                     Total Return as of 12/31/00 was 26.41%
                                 [CHART OMITTED]
                     Total Return as of 12/31/01 was 7.74%

     The Fund's  year-to-date  returns as of  September  30,  2002 was -28.13% .

     During the period shown, the highest return for a quarter was 15.52% (fourth quarter, 2001); and the lowest return was -10.16% (third quarter, 2001).


Average Annual Total Returns for the periods ended 12/31/2001:

                                                  One Year     Since Inception 1
The Fund
   Return Before Taxes                              7.74%            17.81%
   Return After Taxes on Distributions 2            2.84%            14.57%
   Return After Taxes on Distributions and
       Sale of Fund Shares 2                        4.74%            12.84%
Russell 2000 Value Index                           14.08%            18.21%

1 December 20,  1999.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

                          FEES AND EXPENSES OF THE FUND

     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

  Shareholder Fees
    (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                       NONE
     Maximum Deferred Sales Charge (Load)                                   NONE
     Redemption Fee 1                                                       NONE


  Annual Fund Operating Expenses
      (expenses that are deducted from Fund assets)
      Management Fee                                                       1.35%
      Distribution and/or Service (12b-1) Fees                              NONE
      Other Expenses                                                       0.00%
      Total Annual Fund Operating Expenses                                 1.35%


1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.


Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


              1 Year         3 Years          5 Years           10 Years
               $142           $463             $839               $2070




                                HOW TO BUY SHARES

Initial Purchase

     The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

     By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);
o        a check made payable to the Fund;

     Mail the application and check to:

U.S. Mail:                          Overnight:
Monteagle Value Fund                Monteagle Value Fund
c/o Unified Fund Services, Inc.     c/o Unified Fund Services, Inc.
P.O. Box 6110                       431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110    Indianapolis, Indiana 46204


     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (877) 2729746 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         U.S. Bank, N.A.
         ABA #0420-0001-3
         Attn: Monteagle Value Fund
         D.D.A.# 821637709
         Fund Name _________________________(write in fund name)
         Account Name ______________________(write in shareholder name) For the Account # _________________(write in account number)

     You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

o Your name
o The name of your account(s),
o Your account number(s),
o The name of the Fund
o A check made payable to the Fund

     Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan


     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares


     As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(877) 272-9746 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received in good order prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.


     An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

     Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information


     The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.


     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES


     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of the shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:                             Overnight:
Monteagle Value Fund                   Monteagle Value Fund
c/o Unified Fund Services, Inc.        c/o Unified Fund Services, Inc.
P.O. Box 6110                          431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110       Indianapolis, Indiana 46204


     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(877) 272-9746 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (877) 272-9746. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


     The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


     Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (877) 272-9746. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or lender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

Taxes

     In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND


     Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Robinson Investment Group, Inc. Nashville Capital was formed in 1986 and, as of September 30, 2002, managed assets of approximately $86.3 million for financial institutions. For the fiscal year ended August 31, 2002, the Fund paid the investment manager a fee equal to 1.35% of the Fund's average daily net assets.


     The investment manager pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the investment manager. The investment manager (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


     The investment manager has retained Robinson Investment Group, Inc., 5301 Virginia Way, Suite 150, Brentwood, TN 37027, to serve as the adviser to the Fund. The firm was founded in 1996 by Russell L. Robinson and, as of September 30, 2002, managed assets of approximately $73 million for individuals, financial institutions, pension plans, corporations and other business entities. Mr. Robinson has been the President of Robinson Investment Group since 1996. He was the Director of Investment Strategy of the investment manager, Nashville Capital Corporation, from 1990 to 1996. Mr. Robinson has been primarily responsible for the day-to-day management of the Fund since its inception. For the fiscal year ended August 31, 2002, Nashville Capital paid Robinson Investment Group an advisory fee equal to 0.60% of the Fund's average daily net assets.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.



                                                                Year              For the Period         For the Period
                                                                Ended                  Ended                 Ended
                                                              08/31/02                8/31/01               8/31/00       (a)
                                                         --------------------   --------------------   -------------------
Net Asset Value, beginning of period                         $     13.34            $     11.66           $     10.00
                                                         --------------------   --------------------   -------------------

Income from Investment Operations:

Net investment income (loss)                                        0.17                   0.14                  0.06
Net realized and unrealized gain

  (loss) on investments                                             2.17)                  1.88                  1.60
                                                         --------------------   --------------------   -------------------

Total from investment operations                                   (2.00)                  2.02                  1.66
                                                         --------------------   --------------------   -------------------

Less Distributions:

From net investment income                                         (0.15)                 (0.12)                  0.00

From realized capital gains                                        (1.42)                 (0.22)                  0.00
                                                                                                       -------------------
                                                         --------------------   --------------------
Total distributions                                                                                               0.00
                                                                   (1.57)                 (0.34)
                                                         --------------------   --------------------   -------------------

Net Asset Value, end of period                                $      9.77            $     13.34           $     11.66
                                                         ====================   ====================   ===================

Total Return                                                       (16.95)%                17.56%                16.60% (b)

Ratios/Supplemental Data:
Net assets, end of period (000)                               $    19,010            $    26,325           $    19,734

Ratio of expenses to average net assets                              1.35%                  1.35%                1.36% (c)
Ratio of net investment income to
  average net assets                                                 1.37%                  1.15%                 0.77% (c)
Portfolio turnover                                                  58.62%                152.86%               375.67% (c)


(a) December 20, 1999 (commencement of operations) through August 31, 2000. (b)
For period of less than a full year, total return is not annualized. (c)
Annualized.


                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.


     Call the Fund at (877) 272-9746 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.


     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.











Investment Company Act #811-09541

                            AmeriPrime Advisors Trust

                        Monteagle Opportunity Growth Fund
                              Monteagle Value Fund
                            Monteagle Large Cap Fund
                           Monteagle Fixed Income Fund


                       STATEMENT OF ADDITIONAL INFORMATION
                                December 31, 2002

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses of the Monteagle Funds dated December 31, 2002. This SAI incorporates by reference the Funds' Annual Report to Shareholders for the fiscal year ended August 31, 2002 ("Annual Report"). A free copy of the Prospectuses or Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-877-272-9746.

TABLE OF CONTENTS                                                           PAGE

DESCRIPTION OF THE TRUST AND THE FUND..........................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS.................................................................2

INVESTMENT LIMITATIONS.........................................................8

THE INVESTMENT MANAGER AND ADVISERS ..........................................11

TRUSTEES AND OFFICERS.........................................................14

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................17

DETERMINATION OF SHARE PRICE..................................................19

ADDITIONAL TAX INFORMATION....................................................19

INVESTMENT PERFORMANCE........................................................20

CUSTODIAN.....................................................................23

FUND SERVICES.................................................................24

ACCOUNTANTS...................................................................24

DISTRIBUTOR...................................................................24

FINANCIAL STATEMENTS..........................................................25

                                       -1-
DESCRIPTION OF THE TRUST AND THE FUND

     The Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and the Monteagle Fixed Income Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Large Cap Fund are diversified. The Monteagle Opportunity Growth Fund is non-diversified. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment manager to each Fund is Nashville Capital Corporation (the "Manager"). The Monteagle Opportunity Growth Fund, Monteagle Value Fund and Monteagle Fixed Income Fund commenced operations on December 20, 1999. The Monteagle Large Cap Fund commenced operations on January 18, 2000.

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus.


     As of December 1, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Monteagle Opportunity Growth Fund: FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 100%.


     As of December 1, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Monteagle Value Fund: FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 100%.

     As of December 1, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Monteagle Large Cap Fund: FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 100%.

     As of December 1, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Monteagle Fixed Income Fund: FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 100%.

     As of December 1, 2002, FAMCO may be deemed to control the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund as a result of its beneficial ownership of the shares of the Funds. As controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement and sub-advisory agreement with the Manager and each Fund's advisor.

     As of December 1, 2002, the officers and trustees as a group beneficially owned less than 1% of the Funds.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

     A. Equity Securities. Each Fund (except the Fixed Income Fund) invests in equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts ("ADR's") and rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

     B. Corporate Debt Securities. Each Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Manager (and each adviser) considers corporate debt securities to be of investment grade quality if they are rated A- or higher by Standard & Poor's Corporation ("S&P"), A-3 or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Fund's adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Fund's adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Fund's adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

     C. Municipal Securities. The Fixed Income may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

     The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

     The Fund considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Manager (or the Fund's adviser) to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Manager will dispose of the security as soon as practicable (depending on market conditions) unless the Manager determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

     D. U.S. Government Securities. Each Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     E. Mortgage-Backed Securities. The Fixed Income Fund may invest in mortgage-backed securities. These securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fixed Income Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fixed Income Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fixed Income Fund at lower rates of return.

     F. Collateralized Mortgage Obligations (CMOs). The Fixed Income Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

     G. Zero Coupon and Pay in Kind Bonds. Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

     Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

     H. Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

     (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time Deposits are considered to be illiquid prior to their maturity.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     I. Asset-Backed and Receivable-Backed Securities. The Fixed Income Fund may invest in asset-backed securities. These securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. The Fixed Income Fund will invest more than 5% of its net assets in asset-backed or receivable-backed securities.

     J. Loans of Portfolio Securities. Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Manager in response to requests of broker-dealers or institutional investors which the Manager deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund's net assets.

     K. Foreign Securities. The Value Fund and Large Cap Fund may invest in foreign equity securities through the purchase of American Depositary Receipts. American Depositary Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. The Value Fund may also invest directly in foreign equity securities. The Fixed Income Fund may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Fund's adviser to be comparable in quality to investment grade domestic securities. No Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 10% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks.

     Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

     Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     L. Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. government ("U.S. Government obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Fund's adviser to be creditworthy.

     M. Option Transactions. Each Fund may engage in option transactions involving individual stocks and bonds as well as stock and bond indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Funds sell (write) will be covered or secured, which means that the Fund will own the underlying security in the case of a call option. The Funds will sell (write) put options only if the Fund is selling an equivalent amount of the same security short. When the Funds write options, they may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. The Funds may also utilize spreads and straddle strategies. A spread is the difference in price resulting from a combination of put and call options within the same class on the same underlying security. A straddle strategy consists of an equal number of put and call options on the same underlying stock, stock index, or commodity future at the same strike price and maturity date.

     The purchase and writing of options involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.



     N. Short Sales. The Value Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, the Value Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.


INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

     2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. The Funds (except the Opportunity Growth Fund) will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.


     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Limitations" above).

     1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Funds' Prospectus or Statement of Additional Information.

     5. Illiquid Investments. The Funds will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. 80% Investment Policy. Under normal circumstances, at least 80% of the Monteagle Large Cap Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stocks of large capitalization U.S. companies. Under normal circumstances, at least 80% of the Monteagle Fixed Income Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, taxable municipal bonds and corporate debt securities. Neither Fund will change its policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the Fund's shareholders.

THE INVESTMENT MANAGER AND ADVISERS

     The Manager. The investment manager to the Funds is Nashville Capital, 209 10th Avenue South, Nashville, TN 37203 (the "Manager"). Sydney and Larry Catlett are the controlling shareholders of the Manager.

     Under the terms of the management agreement (the "Agreement"), the Manager manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is obligated to pay the Manager a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates:


================================================ ======================= ================ =================== ==============
                                                      OPPORTUNITY                               FIXED             LARGE
ASSETS                                                   GROWTH               VALUE             INCOME             CAP
------------------------------------------------ ----------------------- ---------------- ------------------- --------------
------------------------------------------------ ----------------------- ---------------- ------------------- --------------
Up to and including $25 million                          1.35%                1.35%             1.15%             1.25%
------------------------------------------------ ----------------------- ---------------- ------------------- --------------
------------------------------------------------ ----------------------- ---------------- ------------------- --------------
From $25 million up to and including                     1.30%                1.25%             1.10%             1.13%
     $50 million
------------------------------------------------ ----------------------- ---------------- ------------------- --------------
------------------------------------------------ ----------------------- ---------------- ------------------- --------------
From $50 million up to and including                     1.18%                1.10%             0.97%             1.00%
     $100 million
------------------------------------------------ ----------------------- ---------------- ------------------- --------------
------------------------------------------------ ----------------------- ---------------- ------------------- --------------
Over $100 million                                        1.10%                1.00%             0.90%             0.95%
================================================ ======================= ================ =================== ==============

     For the period December 20, 1999 (commencement of operations) through August 31, 2000, and the fiscal years ended August 31, 2001 and 2002, the Monteagle Opportunity Growth Fund paid advisory fees of $710,649, $576,403 and $423,425, respectively. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal years ended August 31, 2001 and 2002, the Monteagle Value Fund paid advisory fees of $171,994, $308,368, and $322,283, respectively. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal years ended August 31, 2001, and 2002, the Monteagle Fixed Income Fund paid advisory fees of $235,276, $371,859 and $353,789, respectively. For the period January 18, 2000 (commencement of operations) through August 31, 2000, and for the fiscal years ended August 31, 2001 and 2002, the Monteagle Large Cap Fund paid advisory fees of $47,040, $150,260 and $88,382, respectively.


     The Manager retains the right to use the name "Monteagle" in connection with another investment company or business enterprise with which the Manager is or may become associated. The Trust's right to use the name "Monteagle" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Manager on ninety days written notice.

     The Manager will pay First Farmers & Merchants National Bank of Columbia, Tennessee ("First Farmers") a fee for assisting the Manager in providing certain supportive administrative services to the Funds. The fee for each Fund will be at an annual rate of 0.10% of the Fund's assets up to $50 million, 0.085% of such assets from $50 million up to $100 million, and 0.075% of such assets in excess of $100 million.

     The Manager may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Manager will pay First Farmers a shareholder servicing fee equal to 0.05% of the assets in each Fund to which First Farmers provides such services. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


     The Advisers. T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co. ("Fitzgerald") is the adviser to the Monteagle Opportunity Growth Fund. Under the terms of the advisory agreement, Fitzgerald receives a fee from the Manager computed and accrued daily and paid monthly equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25% million up to $50 million, 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater. Robinson Investment Group, Inc. ("Robinson") is the adviser to the Monteagle Value Fund. Under the advisory agreement, Robinson receives a fee from the Manager computed and accrued daily and paid monthly at an annual rate of 0.60% of net assets up to $25 million, 0.45% of net assets from $25% million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater. Howe & Rusling, Inc. ("H&R") is the adviser to the Monteagle Large Cap Fund and the Monteagle Fixed Income Fund. Under the terms of the advisory agreement, H&R receives a fee from the Manager for the Monteagle Large Cap Fund computed and accrued daily and paid monthly at an annual rate of 0.40% of net assets up to $25 million, 0.30% of net assets from $25% million up to $50 million, and 0.25% of net assets of $50 million and greater. H&R receives a fee from the Manager for the Monteagle Fixed Income Fund computed and accrued daily and paid monthly at an annual rate of 0.30% of net assets up to $25 million, 0.25% of net assets from $25% million up to $50 million, and 0.20% of net assets of $50 million and greater. The following table shows the amount paid to the adviser by Nashville Capital Corporation.



======================= ====================== ========================== ====================== ===========================
                                                                            Fiscal Year Ended
                            Period Ended           Fiscal Year Ended         August 31,2002
                           August 31, 2000          August 31, 2001                                       Adviser
Fund
----------------------- ---------------------- -------------------------- ---------------------- ---------------------------
----------------------- ---------------------- -------------------------- ---------------------- ---------------------------
Opportunity                   $322,381                 $281,217                 $214,706
Growth Fund                                                                                        T.H. Fitzgerald & Co.
----------------------- ---------------------- -------------------------- ---------------------- ---------------------------
----------------------- ---------------------- -------------------------- ---------------------- ---------------------------
                                                                                                    Robinson Investment
Value Fund                     $76,882                 $136,783                 $143,248                   Group
----------------------- ---------------------- -------------------------- ---------------------- ---------------------------
----------------------- ---------------------- -------------------------- ---------------------- ---------------------------
Large Cap Fund                 $15,095                  $48,172                  $32,470            Howe & Rusling, Inc.
----------------------- ---------------------- -------------------------- ---------------------- ---------------------------
----------------------- ---------------------- -------------------------- ---------------------- ---------------------------
Fixed Income Fund              $60,396                  $94,013                 $104,054
                                                                                                    Howe & Rusling, Inc.
======================= ====================== ========================== ====================== ===========================

     Subject always to the control of the Board of Trustees, each adviser, at its expense, furnishes continuously an investment program for the Fund or Funds for which it acts as adviser. Each adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each adviser makes its officers and employees available to the Manager from time to time at reasonable times to review investment policies and to consult with the Manager regarding the investment affairs of the applicable Fund. Each adviser maintains books and records with respect to the securities transactions and renders to the Manager such periodic and special reports as the Manager or the Trustees may request. Each adviser pays all expenses incurred by it in connection with its activities under the advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

     The Board of Trustees renewed the management agreement between the Trust and Nashville Capital at a meeting held on October 21, 2002. The advisory agreements between Nashville Capital and T.H. Fitzgerald & Co. with respect to the Opportunity Growth Fund, and between Nashville Capital and Robinson Investment Group with respect to the Value Fund were also renewed at that meeting. Larry Catlett of Nashville Capital met with the Trustees by telephone to discuss the renewal. He reviewed with the Trustees information regarding his firm and its personnel. The Board reviewed a balance sheet dated September 30, 2002 and a profit and loss statement for the nine months ended September 30, 2002. In response to questions from the Trustees, Mr. Catlett discussed the process by which each adviser is selected and periodically reviewed, and specifically discussed the personnel and investment style of each adviser. The Trustees reviewed and discussed reports comparing the performance and expenses of each Fund to the performance and expenses of several other funds with similar objectives and asset levels. The Board discussed the nature and quality of the services provided by Nashville Capital and by the two advisers, and based on the information provided, it was the Board's consensus that the fee paid to Nashville Capital pursuant to the agreement was reasonable, and that the fee paid by Nashville Capital to each respective adviser was reasonable. The Trustees determined that the overall arrangement provided under the terms of each agreement was a reasonable business arrangement, and that the renewal of each agreement was in the best interests of the Funds' shareholders.


     The advisory agreement between Nashville Capital and Howe & Rusling with respect to the Large Cap Fund and the Fixed Income Fund was approved by shareholders at a meeting held on July 19, 2002. The agreement was presented to the shareholders of each Fund for approval due to a change in control of Howe & Rusling. At a meeting of the Board of Trustees held on June 19, 2002 the Board evaluated the impact on the Funds of the recent acquisition of Howe & Rusling. The Trustees requested and reviewed materials furnished by Howe & Rusling, including financial information, information regarding the firm's current personnel, and information regarding soft dollar arrangements. Based on its review, the Board of Trustees determined that approval of the proposed new agreement would be in the best interests of the Funds and their respective shareholders. Accordingly, the Board of Trustees unanimously approved the new agreement and voted to present it to shareholders for approval. In making that recommendation, the Trustees primarily evaluated their satisfaction with the experience, reputation, qualifications and background of Howe & Rusling's investment personnel, the nature and quality of operations and services that Howe & Rusling will continue to provide the Fund, the benefits of continuity in services to be provided by Howe & Rusling, and the fact that the portfolio managers did not change as a result of the acquisition. The Trustees also gave careful consideration to factors deemed relevant to the Trust and the Funds. They reviewed the performance of the Funds since commencement of operations, the investment objective and policies of each Fund, the financial condition of Howe & Rusling and its parent companies, and noted that the terms of the new agreement were substantially identical to the terms of the previous agreement.

TRUSTEES AND OFFICERS


     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.




--------------------------------------- -------------------------------- ------------------------------- -------------------
                                                                                   Length of                 Number of
        Name, Age and Address           Position(s) Held with the Fund            Time Served              Portfolios in
                                                   Complex1                                                Fund Complex1
                                                                                                            Overseen by
                                                                                                              Trustee
--------------------------------------- -------------------------------- ------------------------------- -------------------
--------------------------------------- -------------------------------- ------------------------------- -------------------
Timothy Ashburn(2)                         President, Secretary and      President and Secretary Since           30
1104 Buttonwood Court                               Trustee                 October 2002; Trustee of
Lexington, KY  40515                                                       Unified Series Trust Since
                                                                            October 2002; Trustee of
Year of Birth: 1950                                                        Trust Since November 2002;
                                                                          Trustee of AmeriPrime Funds
                                                                              Since December 2002
--------------------------------------- -------------------------------- ------------------------------- -------------------
------------------------------------------------------------------------ ---------------------------------------------------
               Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
------------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------------ ---------------------------------------------------
Chairman  of  Unified  Financial  Services,  Inc.  since 1989 and Chief           Unified Financial Services, Inc.
Executive  Officer from 1989 to 1992 and 1994 to April 2002;  President                      since 1989
of Unified Financial Services from November 1997 to April 2000.
------------------------------------------------------------------------ ---------------------------------------------------
--------------------------------------- -------------------------------- ------------------------------- -------------------
                                                                          Term of Office and Length of       Number of
        Name, Age and Address           Position(s) Held with the Fund            Time Served              Portfolios in
                                                   Complex1                                                Fund Complex1
                                                                                                            Overseen by
                                                                                                              Trustee
--------------------------------------- -------------------------------- ------------------------------- -------------------
--------------------------------------- -------------------------------- ------------------------------- -------------------
Ronald C. Tritschler(3)                             Trustee                Trustee of the Trust since            30
2361 Old Hickory Lane                                                      November 2002; Trustee of
Lexington, KY 40515                                                       AmeriPrime Funds and Unified
                                                                          Series Trust since December
Year of Birth:  1952                                                                  2002
--------------------------------------- -------------------------------- ------------------------------- -------------------
------------------------------------------------------------------------ ---------------------------------------------------
               Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
------------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------------ ---------------------------------------------------
Chief  Executive  Officer,  Director  and  legal  counsel  of The  Webb                         None
Companies,  a  national  real  estate  company,  from 2001 to  present;
Executive  Vice  President and Director of The Webb Companies from 1990 to 2000; Director, The Lexington Bank, from 1998 to present;  Director,
Vice President and legal counsel for The Traxx Companies,  an owner and operator of convenience stores, from 1989 to present.
------------------------------------------------------------------------ ---------------------------------------------------
--------------------------------------- -------------------------------- ------------------------------- -------------------
                                                                          Term of Office and Length of       Number of
        Name, Age and Address           Position(s) Held with the Fund            Time Served              Portfolios in
                                                   Complex1                                                Fund Complex1
                                                                                                            Overseen by
                                                                                                              Trustee
--------------------------------------- -------------------------------- ------------------------------- -------------------
--------------------------------------- -------------------------------- ------------------------------- -------------------
Thomas G. Napurano                       Treasurer and Chief Financial     Since October 2002 for the           N/A
2424 Harrodsburg Road                               Officer               Trust and AmeriPrime Funds;
Lexington, KY  40503                                                        since December 2002 for
                                                                              Unified Series Trust
Year of Birth:  1941
--------------------------------------- -------------------------------- ------------------------------- -------------------


------------------------------------------------------------------------ ---------------------------------------------------
               Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
------------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------------ ---------------------------------------------------
Chief  Financial  Officer  and  Executive  Vice  President  of  Unified                         N/A
Financial   Services,   Inc.,   the  parent   company  of  the  Trust's
administrator  and  principal  underwriter;  member  of  the  board  of directors of Unified Financial Services, Inc. from 1989 to March 2002.
------------------------------------------------------------------------ ---------------------------------------------------
-------------------------------------- --------------------------------- ------------------------------- -------------------
                                                                                                             Number of
        Name, Age and Address                  Position(s) Held           Term of Office and Length of     Portfolios in
                                                  with Trust                      Time Served              Fund Complex(1)
                                                                                                            Overseen by
                                                                                                              Trustee
-------------------------------------- --------------------------------- ------------------------------- -------------------
-------------------------------------- --------------------------------- ------------------------------- -------------------
Carol Highsmith                              Assistant Secretary          Since November 2002 for The           N/A
431 N. Pennsylvania St.                                                    Trust; and since December
Indianapolis, IN 46204                                                     2002 AmeriPrime Funds and
                                                                              Unified Series Trust
Year of Birth:  1964
-------------------------------------- --------------------------------- ------------------------------- -------------------
------------------------------------------------------------------------ ---------------------------------------------------
               Principal Occupations During Past 5 Years                              Other Directorships Held
------------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------------ ---------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present);                             None
Vice President and Asst. Secretary of Lindbergh Funds; Asst. Secretary
of AmeriPrime Funds and AmeriPrime Advisors Trust (October 2002 to
present).

------------------------------------------------------------------------ ---------------------------------------------------

  1 The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime the Trust, and Unified Series Trust.
  2 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain Funds in the Fund Complex.
  3 Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


--------------------------------------- ---------------------------------- --------------------------- ------------------------
        Name, Age and Address            Position(s) Held with the Fund      Length of Time Served      Number of Portfolios
                                                    Complex1                                              in Fund Complex1
                                                                                                         Overseen by Trustee
--------------------------------------- ---------------------------------- --------------------------- ------------------------
--------------------------------------- ---------------------------------- --------------------------- ------------------------
Gary E. Hippenstiel                                  Trustee                  Trustee of the Trust               30
600 Jefferson Street                                                        since July 2002; Trustee
Suite 350                                                                  of AmeriPrime Funds since
Houston, TX  77002                                                          1995; Trustee of Unified
                                                                               Series Trust since
Year of Birth:  1947                                                             December 2002
--------------------------------------- ---------------------------------- --------------------------- ------------------------
-------------------------------------------------------------------------- ----------------------------------------------------
                Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
-------------------------------------------------------------------------- ----------------------------------------------------
-------------------------------------------------------------------------- ----------------------------------------------------
Director,  Vice  President and Chief  Investment  Officer of Legacy Trust                         None
Company since 1992.
-------------------------------------------------------------------------- ----------------------------------------------------
--------------------------------------- ---------------------------------- -------------------------- -------------------------
                                                                                   Length of            Number of Portfolios
        Name, Age and Address                   Position(s) Held                  Time Served             in Fund Complex1
                                             with the Fund Complex1                                     Overseen by Trustee
--------------------------------------- ---------------------------------- -------------------------- -------------------------
--------------------------------------- ---------------------------------- -------------------------- -------------------------
Stephen A. Little                                    Trustee                 Trustee of the Trust                30
3647 Totem Lane                                                              since November 2002;
Indianapolis, IN 46208                                                       Trustee of AmeriPrime
Year of Birth:  1946                                                       Funds and Unified Series
                                                                           Trust since December 2002
--------------------------------------- ---------------------------------- -------------------------- -------------------------


-------------------------------------------------------------------------- ----------------------------------------------------
                Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
-------------------------------------------------------------------------- ----------------------------------------------------
-------------------------------------------------------------------------- ----------------------------------------------------
President and founder,  The Rose, Inc., a registered  investment advisor,                         None
since April 1993.
-------------------------------------------------------------------------- ----------------------------------------------------
--------------------------------------- ---------------------------------- -------------------------- -------------------------
                                                                                                      Number of Portfolios in
        Name, Age and Address            Position(s) Held with the Fund      Length of Time Served     Fund Complex1 Overseen
                                                    Complex1                                                 by Trustee
--------------------------------------- ---------------------------------- -------------------------- -------------------------
--------------------------------------- ---------------------------------- -------------------------- -------------------------
Daniel Condon                                        Trustee                 Trustee of the Trust                30
2385 The Woods Lane                                                          since November 2002;
Lexington, KY 40502                                                          Trustee of AmeriPrime
                                                                           Funds and Unified Series
Year of Birth:  1950                                                       Trust since December 2002
--------------------------------------- ---------------------------------- -------------------------- -------------------------
-------------------------------------------------------------------------- ----------------------------------------------------
                Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
-------------------------------------------------------------------------- ----------------------------------------------------
-------------------------------------------------------------------------- ----------------------------------------------------
Vice President and General Manager, International Crankshaft Inc., an None
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
-------------------------------------------------------------------------- ----------------------------------------------------


   1 The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime the Trust and Unified Series Trust.

     The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended August 31, 2002.

     The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2001.




==================================== =================================== ===========================================
                                                                          Aggregate Dollar Range of Shares of all
              Trustee                   Dollar Range of Fund Shares       Funds Overseen by the Trustee Within the
                                                                                AmeriPrime Family of Funds1
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Timothy Ashburn                                     None                                    None
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Daniel Condon                                       None                                    None
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Gary E. Hippenstiel                                 None                                 $1-$10,000
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Stephen Little                                      None                                    None
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Ronald Tritschler                                   None                                    None
==================================== =================================== ===========================================
1  As of December 31, 2001, the terms "Fund Complex" and "AmeriPrime Family of
   Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.


   The compensation paid to the Trustees of the Trust for the fiscal year ended August 31, 2002 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


==================================== ==================================== ==========================================

                                                                              Total Compensation from Trust and
               Name                   Aggregate Compensation from Trust           AmeriPrime Advisors Trust
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Kenneth D. Trumpfheller1                             $0                                      $0
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Steve L. Cobb1                                     $18,729                                 $18,729
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Gary E. Hippenstiel                                $19,875                                 $19,875
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Mark W. Muller1                                    $1,146                                  $16,771
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Richard J. Wright1                                 $1,146                                  $16,771
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Timothy Ashburn                                      $0                                      $0
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Daniel Condon2                                       $0                                      $0
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Stephen Little2                                      $0                                      $0
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Ronald Tritschler2                                   $0                                      $0
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Carol J. Highsmith                                   $0                                      $0
==================================== ==================================== ==========================================

   1  No longer a Trustee of the Trust.
   2  Elected to the Board on November 22, 2002.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Manager is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Manager seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Manager generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Manager may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Manager is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Manager exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Manager determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Manager's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Manager in connection with its services to the Funds.

Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Manager that the review and study of the research and other information will not reduce the overall cost to the Manager of performing its duties to the Funds under the Agreement. Due to research services provided by brokers, the Monteagle Opportunity Growth Fund directed to brokers [$ ] of brokerage transactions (on which commissions were [$ ] during the fiscal year ended August 31, 2002. Due to research services provided by brokers, the Monteagle Value Fund directed to brokers [$ ] of brokerage transactions (on which commissions were [$ ] during the fiscal year ended August 31, 2002. Due to research services provided by brokers, the Monteagle Fixed Income Fund directed to brokers $0 of brokerage transactions (on which commissions were $0) during the fiscal year ended August 31, 2002. Due to research services provided by brokers, the Monteagle Large Cap Fund directed to brokers [$ ] of brokerage transactions (on which commissions were [$ ] during the fiscal year ended August 31, 2002.



     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     While each Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. The Manager will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.


     When a Fund and another of the Manager's clients seek to purchase or sell the same security at or about the same time, the Manager may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Manager, taking into account such factors as the size of the individual orders and transaction costs, when the Manager believes an adjustment is reasonable. For the fiscal years ended August 31, 2002, 2001 and for the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Opportunity Growth Fund paid brokerage commissions of $108,471, $224,116 and $412,500, respectively. For the fiscal years ended August 31, 2002, 2001 and for the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Value Fund paid brokerage commissions of $76,028, $139,575 and $198,601, respectively. For the fiscal years ended August 31, 2002, 2001 and for the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Fixed Income Fund paid no brokerage commissions. For the fiscal years ended August 31, 2002, 2001 and for the period January 18, 2000 (commencement of operations) through August 31, 2000, the Monteagle Large Cap Fund paid brokerage commissions of $17,549, $17,569 and $14,570, respectively.


     The Trust, the Manager, the advisers and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the applicable adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the applicable adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


ADDITIONAL TAX INFORMATION


     Each Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     Each Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of August 31, 2002, the Monteagle Value Fund did not have any capital loss carryforwards. The Monteagle Large Cap Fund has an unused capital carryforward of $1,722,259, of which $470,032 expires in 2008, $826,803 expires in 2009, and $425,242 expires in 2010. The Monteagle Opportunity Growth Fund has an unused capital loss carryforward of $17,772,284, of which $16,640,805 expires in 2009 and $1,131,479 expires in 2010. As of August 31,
2002,   the  Monteagle   Fixed  Income  Fund  did  not  have  any  capital  loss
carryforwards.

INVESTMENT PERFORMANCE


     Each Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:


          P(1+T)n=ERV

Where:    P     =     a hypothetical $1,000 initial investment
          T     =     average annual total return
          n     =     number of years
          ERV   =     ending redeemable value at the end of the applicable
                      period of the hypothetical $1,000 investment made at the beginning of the applicable period.


     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five, or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:



         P(1+T)n=ATVD

Where:   P     =     a hypothetical $1,000 initial investment
         T     =     average annual total return (after taxes on distributions)
         n     =     number of years
         ATVD        ending value at the end of the  applicable  period of the
                     hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.


     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:



         P(1+T)n=ATVDR

Where:   P     =     a hypothetical $1,000 initial investment
         T     =     average annual total return (after taxes on distributions
                     and redemption)
         n     =     number of years
         ATVDR       ending value at the end of the applicable period of the
                     hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.


     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.


     A Fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        Yield = 2[(a-b/cd+1)6-1]
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d = the maximum offering price per share on the last day of the period


     Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The Monteagle Fixed Income Fund's yield for the one month period ended August 31, 2002 was 1.24%.

     Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.


     Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. The following table provides information regarding the performance for the periods ended August 31, 2002 for Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Fixed Income Fund and Monteagle Large Cap Fund, respectively.

============================================================ ================== =======================
Monteagle Opportunity Growth Fund                                One Year          Since Inception 1
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return                                       -10.00%              -21.73%
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return After Taxes on Distributions          -10.00%              -23.54%
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return After Taxes on Distributions
and Sale of Fund Shares                                           -6.09%               -15.63%
============================================================ ================== =======================
 1 December 20, 1999

============================================================ ================== =======================
Monteagle Value Fund                                             One Year          Since Inception 1
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return                                       -16.95%                   4.92%
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return After Taxes on Distributions          -20.72%                   2.72%
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return After Taxes on Distributions
and Sale of Fund Shares                                           -9.77%                    3.15%
============================================================ ================== =======================
 1 December 20, 1999

============================================================ ================== =======================
Monteagle Fixed Income Fund                                      One Year          Since Inception 1
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return                                        8.00%                9.57%
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return After Taxes on Distributions           6.11%                7.43%
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return After Taxes on Distributions
and Sale of Fund Shares                                            4.82%                6.61%
============================================================ ================== =======================
1 December 20, 1999

============================================================ ================== =======================
Monteagle Large Cap Fund                                         One Year          Since Inception 1
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return                                       -31.04%              -25.50%
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return After Taxes on Distributions          -31.04%              -25.53%
------------------------------------------------------------ ------------------ -----------------------
------------------------------------------------------------ ------------------ -----------------------
Average Annual Total Return After Taxes on Distributions
and Sale of Fund Shares                                           -18.91%              -19.33%
============================================================ ================== =======================
 1 January 18, 2000

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street M.L. 6118, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fundss' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Manager of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.


     In addition, Unified provides the Funds with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Manager equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million). For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001and 2002, Unified received $17,961, $28,478 and $24,075, respectively, from the Manager on behalf of the Monteagle Opportunity Growth Fund for these accounting services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001 and 2002, Unified received $15,102, $27,145 and $24,446, respectively, from the Manager on behalf of the

Monteagle Value Fund for these accounting services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001 and 2002, Unified received $17,319, $28,143 and $26,872, respectively, from the Manager on behalf of the Monteagle Fixed Income Fund for these accounting services. For the period January 18, 2000
(commencement of operations) through August 31, 2000, and for the fiscal year ended August 31, 2001and 2002, Unified received $8,205, $19,807 and $19,581, respectively, from the Manager on behalf of the Monteagle Large Cap Fund for these accounting services.


     Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Prior to October 12, 2000, AmeriPrime Financial Services, Inc. served as administrator to the Funds. Effective on that date, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. The result of this merger is now Unified, still a wholly owned subsidiary of Unified Financial Services, Inc. Unified receives a monthly fee from the Manager equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal years ended August 31, 2001 and 2002, Unified received $8,807, $27,623 and $32,156, respectively, from the Manager on behalf of the Monteagle Opportunity Growth Fund for these administrative services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal years ended August 31, 2001 and 2002, Unified received $0, $17,899 and $24,452, respectively, from the Manager on behalf of the Monteagle Value Fund for these administrative services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, and for the fiscal years ended August 31, 2001 and 2002, Unified received $0, $25,294 and $37,068, respectively, from the Manager on behalf of the Monteagle Fixed Income Fund for these administrative services. For the period January 18, 2000 (commencement of operations) through August 31, 2000, and for the fiscal years ended August 31, 2001 and 2002, Unified received $0 ,a$9,071 and $10,805, respectively, from the Manager on behalf of the Monteagle Large Cap Fund for these administrative services. Prior to October 12, 2000, the above fees were paid to AmeriPrime Financial Services, Inc., which merged with Unified on that date


ACCOUNTANTS


     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending August 31, 2003. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR


     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Timothy L. Ashburn, (a Trustee and officer of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the distributor), and may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to the shareholders for the period ended August 31, 2002. The Trust will provide the Annual Report without charge upon written request or request by telephone.

       StoneRidge Funds




Prospectus dated December 31, 2002


StoneRidge Equity Fund
StoneRidge Small Cap Growth Fund
StoneRidge Bond Fund

c/o Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana  46204
(800) 441-6978










The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS



                                                                            PAGE

StoneRidge Equity Fund........................................................1

StoneRidge Small Cap Growth Fund..............................................3

StoneRidge Bond Fund..........................................................5

Fees and Expenses of the Funds................................................8

How To Buy Shares.............................................................9

How To Redeem Shares..........................................................11

Determination of Net Asset Value..............................................13

Dividends, Distributions and Taxes............................................13

Management of the Fund........................................................15

Financial Highlights..........................................................16

Privacy Policy................................................................19

For More Information..................................................Back Cover

                            STONERIDGE EQUITY FUND

Investment Objective

     The  investment   objective  of  the  StoneRidge  Equity  Fund  is  capital
appreciation over the long term.

Principal  Strategies


     The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $2 billion or more) that the Fund's adviser believes will outperform other stocks. In making stock selections, the adviser first uses a proprietary multi-factor screening tool which focuses on earnings, the adviser's assessment (using quantitative screening techniques) of whether the stock is valued appropriately by the market and technical factors (such as the performance of the stock compared to other stocks over various time periods). To make its final selections, the adviser then examines fundamental characteristics (such as industry conditions and outlook, market position and management's ability and reputation) of the companies and technical aspects (such as price and volume behavior) of the stocks. The Fund will normally invest at least 80% of its assets in equity securities of U.S. companies.


     The Fund may sell a stock if the adviser believes the company's prospects have declined, if the adviser learns negative information about the company's underlying fundamentals, or to rebalance the composition of the Fund's portfolio.

Principal Risks of Investing in the Fund


o Company risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Volatility risk. Common stocks tend to be more volatile than other investment choices.
o Portfolio turnover risk. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o    The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

     The Fund may be a suitable investment for:

o long term investors seeking a Fund with a total return investment strategy
o investors willing to accept price fluctuations in their investment
o investors who can tolerate the greater risks associated with common stock investments

How the Fund Has Performed


     The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the returns of the Fund since inception. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                     (Total Return as of 12/31/00 was 2.01%)
                                [CHART OMITTED]
                   (Total Return as of 12/31/01 was -17.46%)

     During the period shown, the highest return for a quarter was 10.73% (4th quarter, 2001); and the lowest return was -23.35% (3rd quarter, 2001).


     The Fund's year to date return as of September 30, 2002 was -39.39%

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2001)

                                                                Since Inception
The Fund                                      1 Year           (October 1, 1999)
                                              ------           -----------------
     Return Before Taxes                     -17.46%                -1.00%
     . . . .
     Return After Taxes on Distributions 1   -18.83%                -4.08%
     Return After Taxes on Distributions and
     Sale of Fund Shares1                    -12.18%                -0.69%
S & P 500 Index (reflects no deductions
 for fees, expenses and taxes)               -11.96%                -3.67%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

STONERIDGE SMALL CAP GROWTH FUND

Investment Objective

     The investment objective of the StoneRidge Small Cap Growth Fund (formerly the StoneRidge Small Cap Equity Fund) is capital growth over the long term.

Principal Strategies


     The Fund invests primarily in common stocks of small capitalization U.S. companies (those with a market capitalization between $100 million and $2 billion) that the Fund's adviser believes will outperform other stocks. In making stock selections, the adviser first uses a proprietary multi-factor screening tool which focuses on earnings, the adviser's assessment (using quantitative screening techniques) of whether the stock is valued appropriately by the market and technical factors (such as the performance of the stock compared to other stocks over various time periods). To make its final selections, the adviser then examines fundamental characteristics (such as industry conditions and outlook, market position and management's ability and reputation) of the companies and technical aspects (such as price and volume behavior) of the stocks. In addition, it is possible that a significant portion of the Fund's portfolio may be invested in initial public offerings (IPOs). The adviser will select IPOs based on the above-described fundamental characteristics of the companies. The Fund will normally invest at least 80% of its assets in equity securities of small capitalization U.S. companies.


     The Fund may sell a stock if the adviser believes the company's prospects have declined, if the adviser learns negative information about the company's underlying fundamentals or to rebalance the composition of the Fund's portfolio.

Principal Risks of Investing in the Fund

o Small company risk. The risks associated with investing in smaller companies include:
o The earnings and prospects of smaller companies are more volatile than larger companies.
o Smaller companies may experience higher failure rates than do larger companies.
o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management depth. These factors could negatively affect the price of the stock and reduce the value of the Fund.

o IPO risk. Most IPOs involve a high degree of risk not normally associated with an investment in more seasoned companies.

     o    Because  most  IPOs  involve  smaller  companies,   the  risk  factors
          described above apply to IPOs.

     o Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

     o Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

          o The IPO market tends to favor certain industry sectors. As a result, the Fund may invest a significant portion of its assets in those favored sectors (such as technology or communications). Companies within a sector may share common characteristics and are likely to react similarly to negative market, regulatory or economic developments. A negative development that affects one stock in a sector could affect the value of all stocks in the Fund's portfolio that are in that sector.

o Liquidity risk. Smaller companies are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

o Company risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

o Portfolio turnover risk. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

     The Fund may be suitable for:

o long term investors seeking a fund with a growth investment strategy
o investors willing to accept price fluctuations in their investment
o investors who can tolerate the risks associated with common stock investments
o investors willing to accept the greater market price fluctuations of smaller companies

How the Fund Has Performed


     The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the returns of the Fund since inception. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                        (Total Return as of 12/31/00 was -9.65%)
                                [CHART OMITTED]
                     (Total Return as of 12/31/02 was .43%)

      During the period shown, the highest return for a quarter was 39.28% (4th quarter, 2001); and the lowest return was -34.51% (3rd quarter, 2001).


     The Fund's year to date return as of September 30, 2002 was -51.80%





                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2001)

                                                                Since Inception
The Fund                                     1 Year            (October 1, 1999)
                                             -------           -----------------
     Return Before Taxes                       0.43%                  1.08%
     . . . .
     Return After Taxes on Distributions 1     0.43%                  5.52%
     Return After Taxes on Distributions and
     Sale of Fund Shares 1                    -1.74%                  8.03%
     . . . .. .
Russell 2000 Growth  Index (reflects no
 deductions for fees, expenses and taxes)     -9.23%                 -2.30%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

STONERIDGE BOND FUND

Investment Objective

     The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital.

Principal Strategies


     The Fund invests primarily in a broad range of investment grade fixed income securities. These include bonds, notes, mortgage-backed securities, corporate debt, government securities, municipal securities, and short term obligations, such as commercial paper and repurchase agreements. The Fund's adviser typically selects intermediate term fixed income securities (those with maturities of three to ten years), based on the available yield at various maturity levels. The Fund will normally invest at least 80 % if its assets in fixed income securities.


Principal Risks of Investing in the Fund

o Interest rate risk. The value of your investment may decrease when interest rates rise.

o Duration risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

o Credit risk. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

o Prepayment and extension risk. As interest rates decline, the issuers of securities held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks because the Fund invests in mortgage-backed securities.

o Government risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall.

o The United States Government's guarantee of ultimate payment of principal and timely payment of interest of the United States Government securities owned by a Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?
      The Fund may be a suitable investment for:

o long term investors seeking a fund with an income and capital preservation strategy
o investors seeking to diversify their holdings with bonds and other fixed income securities
o investors seeking higher potential returns than a money market fund.
o investors willing to accept price fluctuations in their investments.

How the Fund Has Performed


     The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the returns of the Fund since inception. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


                     (Total Return as of 12/31/00 was 9.30%)
                                [CHART OMITTED]
                     (Total Return as of 12/3/101 was 7.24%)

 During the period shown, the highest return for a quarter was 3.54% (4th quarter, 2000); and the lowest return was 0.17% (4th quarter, 2001).

     The Fund's year to date return as of September 30, 2002 was 1.83%


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2001)

                                                               Since Inception
The Fund                                    1 Year            (October 1, 1999)
                                            ------            -----------------
     Return Before Taxes                     7.24%                  7.70%
     . . . .
     Return After Taxes on Distributions 1   4.69%                  5.17%
     Return After Taxes on Distributions and
     Sale of Fund Shares 1                   2.35%                  4.91%
     . . . .. .
Lehman Intermediate Government Credit Index
 (reflects no deductions for fees, expenses
  and taxes)                                 9.35%                  8.95%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

General

     Each Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives.

     Although it is not a principal strategy, the Equity Fund may invest in initial public offerings (IPOs). The risks of investing in IPOs are described above in connection with the Small Cap Growth Fund


     The investment objective and strategies of any Fund may be changed without shareholder approval. Each Fund has adopted a policy to invest at least 80% of its assets in a particular type of security. No Fund will change its policy without 60 days prior notice to its shareholders.

                         FEES AND EXPENSES OF THE FUNDS

      The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                                                      Small Cap
Shareholder Fees                                               Equity Fund           Growth Fund         Bond
Fund
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                     NONE                  NONE                NONE
      Imposed on Purchases
Maximum Deferred Sales Charge (Load)                            NONE                  NONE                NONE
Redemption Fee1                                                 2.00%                 2.00%               2.00%


                                                                                      Small Cap
Annual Fund Operating Expenses                                  Equity Fund           Growth Fund         Bond
Fund
 (expenses that are deducted from Fund assets)
Management Fee                                                  0.60%                  1.00 %             0.40 %
Distribution and/or Service (12b-1) Fees                        NONE                   NONE               NONE
Other Expenses                                                  2.13%                  0.52%              0.49%
Total Annual Fund Operating Expenses                            2.73%                  1.52%              0.89%
Expense Reimbursement2                                          1.83%                  0.27%              0.24%
Net Expenses                                                    0.90%                  1.25%              0.65%



1 If you redeem your shares within 30 days of purchase you will be charged a 2.00% redemption fee. However, if you redeem your shares after the 30-day period there is no redemption fee. Exceptions may be granted to shareholders at the discretion of the investment adviser. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 The Funds' adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2003 to maintain "Net
Expenses"(excluding brokerage costs; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) as follows: Equity Fund, 0.90 %; Small Cap Growth Fund, 1.25 %; Bond Fund, 0.65%.


Example:

     This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                    1 year           3 years           5 years          10 years
                                    ------           -------           -------          --------
Equity Fund
If you sold your shares
at the end of the  period            $95              $283              $473              $945

If you remain in the fund            $95              $283              $473              $945


                                    1 year           3 years           5 years          10 years
                                    ------           -------           -------          --------
Small Cap Growth Fund
If you sold your shares
at the end of the  period            $131             $394              $656              $1313

If you remain in the fund            $131             $394              $656              $1313


                                    1 year           3 years           5 years          10 years
                                    ------           -------           -------          --------
Bond Fund
If you sold your shares
at the end of the  period            $68              $205              $341              $683

If you remain in the fund            $68              $205              $341              $683



                                HOW TO BUY SHARES

Initial Purchase


     The minimum initial investment in each Fund is $1,000 ($1,000 for qualified retirement accounts and medical savings accounts). The minimum initial investment in each Fund is $1,000 for shareholders participating in the continuing automatic investment plan. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor. A broker may charge transaction fees on the purchase and/or sale of Fund shares.

     By Mail To be in proper form, your initial purchase request must include:


o a completed and signed the investment application form which accompanies this Prospectus;

o    a check made payable to the appropriate Fund;

Mail the completed application and check to:

U.S. Mail:                              Overnight:
StoneRidge Funds                        StoneRidge Funds
c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
P.O. Box 6110                           431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110       Indianapolis, Indiana  46204

By Wire

     You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at (800) 441-6978 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         US Bank, N.A.
         ABA #0420-0001-3
         Attn: StoneRidge Funds
         D.D.A.# 821 602 935
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)


     You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of any Fund (subject to a minimum $1,000) by mail, wire or automatic investment. Each additional mail purchase request must contain: o your name o the name of your account(s), o your account number(s), o the name of the Fund o a check made payable to the Fund


     Checks should be sent to the StoneRidge Funds at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.


Automatic Investment Plan


     You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. The minimum initial investment is $1,000. Subsequent investments of $100 or more may be made monthly to allow dollar-cost averaging. You can have these funds automatically deducted from your checking account. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

     Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees at (800) 441-6978.

Other Purchase Information


     Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.


                              HOW TO REDEEM SHARES


     You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.


     By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request must be in proper form and should be addressed to:

U.S. Mail:                              Overnight:
StoneRidge Funds                        StoneRidge Funds
c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
P.O. Box 6110                           431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110       Indianapolis, Indiana  46204

     "Proper form" means your request for a redemption must include:
        o the Fund name and account number,
        o account name(s) and address,
        o the dollar amount or number of shares you wish to redeem.


     Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(800) 441-6978 if you have questions. At the discretion of the Funds or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in a Fund by calling the transfer agent at (800) 441-6978. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


     The Funds may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     Early Redemption Fee - The Funds charge a redemption fee of 2.00% of the current net asset value of shares redeemed if the shares are owned 30 days or less. The fee is charged for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee applies to shares being redeemed in the order in which they were purchased. The Funds reserve the right to modify the terms of or terminate the fee at any time. The fee is waived for:

o an account registered as either an Individual Retirement Account or a tax-qualified retirement plan on the books of the Funds' transfer agent or on the books of certain other third parties that are authorized agents of the Funds;

o    and  shares   purchased   with   reinvested   capital   gain  or   dividend
     distributions.

     If you purchase shares through a broker-dealer or other financial intermediary who maintains your individual account on its books and an omnibus account with the Funds' transfer agent, your recordkeeper may not be able to apply the fee waiver in all of the circumstances discussed above. Before purchasing shares, please check with the Funds to determine if the fee waiver is available. Exceptions may be granted to shareholders at the discretion of the investment adviser.


     Additional Information - If you are not certain of the requirements for a redemption, please call the transfer agent at (800) 441-6978. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.


     Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Funds' assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The StoneRidge Equity and Small Cap Growth Funds typically distribute substantially all of their net investment income in the form of dividends to its shareholders annually. The StoneRidge Bond Fund typically declares substantially all of its net investment income as dividends to its shareholders on a monthly basis and pays such dividends monthly. Each Fund typically distributes its net long term capital gains and its net short term capital gains annually. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Funds may be eligible in part for the dividends received deduction for corporations.

Taxes


     Investment income distributed by the Funds generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Funds on an annual basis.


     The Funds will distribute net capital gains to their shareholders normally once a year. Capital gains are generated when the Funds sells their assets for a profit. Capital gains are taxed differently depending on how long the Funds have held the assets sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds' shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                       Tax Status

Income dividends                          Ordinary income rate

Short-term capital gain distributions     Ordinary income rate

Long-term capital gain distributions      Capital gains rate - maximum 20% on
                                          non-corporate taxpayers; in certain
                                          cases, capital gain distributions
                                          relating to assets held more than
                                          five years are taxable at even lower
                                          capital gains rates

Sales of shares
(including redemptions) owned             Long-term capital gains or losses
more than one year                        (capital gains rate - maximum 20% on
                                          non-corporate taxpayers; in certain
                                          cases, shares owned more than five
                                          years are subject to even lower
                                          capital gains rates)

Sales of shares
(including redemptions) owned             Gains are taxed at the same rate
for one year or less                      as ordinary income; losses are subject
                                          to special rules

     If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.


     If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.


     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUNDS


     StoneRidge Investment Partners, LLC, 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, serves as investment adviser to the Funds. In this capacity, StoneRidge Investment Partners is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio and managing the Funds' business affairs. StoneRidge Investment Partners, LLC was formed in 1999. For the fiscal year ended August 31, 2002, the adviser received an annual fee (based on average daily net assets) as follows: Equity Fund, 0.60 %; Small Cap Growth Fund, 1.00 %; Bond Fund, 0.40%.

     A team of investment professionals is responsible for the day-to-day management of the Bond Fund, Equity Fund and the Small Cap Growth Fund. This team is comprised of the following individuals:

Joseph E. Stocke, CFA Mr. Stocke, a managing director and co-founder of the adviser, was Chief Investment Officer and head of equity investment at Meridian Investment Company. Mr. Stocke has over 18 years of investment experience and was with Meridian from 1983 to 1999.

Philip H. Brown II, CFA Mr. Brown is a managing director and co-founder of the adviser. Mr. Brown was President of Meridian Investment Company where he also served as an equity portfolio manager. He was with Meridian from 1983 to 1999 and has over 30 years of investment experience.

Lester Rich, CFA Mr. Rich, a managing director and co-founder of the adviser, was an equity portfolio manager at Meridian Investment Company. Mr. Rich has over 18 years of investment experience and was with Meridian from 1990 until 1999.

Daniel H. Cook Mr. Cook, a managing director and co-founder of the adviser, was an equity portfolio manager at Meridian Investment Company. Mr. Cook was with Meridian from 1986 to 1999 and has over 15 years of investment experience.

Karen L. Bashore Ms. Bashore is a member of the equity portfolio management team at the adviser and served in the same capacity at Meridian Investment Company. Ms. Bashore was with Meridian from 1986 to 1999 and has over 15 years of investment experience.

David M. Killian Mr. Killian is responsible for the day-to-day management of the Bond Fund. Prior to joining the adviser in 1999, he was Vice President and fixed income portfolio manager for First Union National Bank, where he managed nearly $1 billion for individual clients. Mr. Killian joined First Union in 1993 and has 9 years of investment experience.

                              FINANCIAL HIGHLIGHTS

     The following tables are intended to help you better understand the Funds' financial performancesince their inceptions. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the applicable Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.







                                                                          StoneRidge
                                                                          Bond Fund
                                                      ---------------------------------------------------

                                                           Year             Year         For the Period
                                                           Ended           Ended             Ended
                                                          8/31/02         8/31/01         8/31/00 (a)
                                                      ---------------------------------------------------

Net Asset Value, beginning of period                    $   10.47        $   9.98          $   10.00

                                                     ---------------------------------------------------

Income from Investment Operations:

Net investment income (loss)                                 0.53            0.60              0.52
Net realized and unrealized gain

  (loss) on investments                                     (0.32)           0.48             (0.02)
                                                      ---------------------------------------------------
Total from investment operations
                                                             0.21            1.08              0.50
                                                      ---------------------------------------------------

Less Distributions:

From net investment income                                   (0.53)         (0.59)            (0.52)
From realized capital gains                                  (0.09)          0.00              0.00
                                                      ---------------------------------------------------

Total distributions                                          (0.62)         (0.59)            (0.52)
                                                      ---------------------------------------------------

Net Asset Value, end of period                         $     10.06     $    10.47         $    9.98
                                                      ===================================================

Total Return                                                  2.00%         11.16%             5.21%(b)

Ratios/Supplemental Data:
Net assets, end of period (000)                        $    23,187      $  21,815         $   18,852
Ratio of expenses to average net assets                       0.65%          0.65%             0.65%(c)
Ratio of expenses to average net assets
  before waivers and reimbursements                           0.89%          0.91%             0.93%(c)
Ratio of net investment income (loss)
  to average net assets                                       5.11%          5.85%             5.88%(c)
Ratio of net investment income (loss) to average
  net assets before waivers and reimbursements                4.88%          5.60%             5.59%(c)
Portfolio turnover                                           63.00%         66.33%           137.78%


(a) For the period October 13, 1999 (commencement of operations) to August 31,
    2000.
(b) For period of less than a full year, total return is not annualized.
(c) Annualized.




                                                                          StoneRidge
                                                                         Equity Fund
                                                      ---------------------------------------------------

                                                           Year             Year         For the Period
                                                           Ended           Ended             Ended
                                                          8/31/02         8/31/01         8/31/00 (a)
                                                      ---------------------------------------------------

Net Asset Value, beginning of period                      $ 7.48         $ 13.68          $  10.00
                                                      ---------------------------------------------------

Income from Investment Operations:

Net investment income (loss)                                0.02            0.01              0.03
Net realized and unrealized gain

  (loss) on investments                                    (2.50)          (3.10)             3.66
                                                      ---------------------------------------------------

Total from investment operations                           (2.48)          (3.09)             3.69
                                                      ---------------------------------------------------

Less Distributions:
From net investment income                                 (0.01)            (0.03)           (0.01)
From realized capital gains                                (0.35)            (3.08)            0.00
                                                      ----------------------------------------------------
Total distributions                                        (0.36)            (3.11)           (0.01)
                                                      ----------------------------------------------------

Net Asset Value, end of period                           $  4.64           $  7.48        $   13.68
                                                      ===================================================

Total Return                                              (34.63)%          (25.80)%          36.93%(b)

Ratios/Supplemental Data:
Net assets, end of period (000)                         $  3,318           $  4,809        $   5,813
Ratio of expenses to average net assets                     0.90%              0.90%           0.90%(c)
Ratio of expenses to average net assets
  before waivers and reimbursements                         2.73%              2.39%           2.44%(c)
Ratio of net investment income (loss)
  to average net assets                                     0.26%              0.10%           0.26%(c)
Ratio of net investment income (loss) to average
  net assets before waivers and reimbursements             (1.56)%            (1.38)%         (1.28)%(c)
Portfolio turnover                                         51.64%            105.93%         127.80%


(a) For the period October 1, 1999 (commencement of operations) to August 31,
    2000.
(b) For period of less than a full year, total return is not annualized.
(c) Annualized.




                                                                          StoneRidge
                                                                    Small Cap Growth Fund
                                                      ---------------------------------------------------

                                                           Year             Year         For the Period
                                                           Ended           Ended             Ended
                                                         08/31/02         08/31/01        8/31/00 (a)
                                                      ---------------------------------------------------

Net Asset Value, beginning of period                     $  6.07         $  17.01          $  10.00
                                                      ---------------------------------------------------

Income from Investment Operations:

Net investment income (loss)                               (0.05)           (0.07)            (0.09)
Net realized and unrealized gain

  (loss) on investments                                    (2.26)           (5.57)             7.24
                                                      ---------------------------------------------------

Total from investment operations                           (2.31)           (5.64)             7.15
                                                      ---------------------------------------------------

Less Distributions:
From net investment income                                  0.00             0.00             (0.01)
From realized capital gains                                 0.00            (5.30)            (0.13)
                                                      --------------------------------------------------
Total distributions                                         0.00            (5.30)            (0.14)
                                                      ---------------------------------------------------

Net Asset Value, end of period                           $  3.76         $   6.07         $   17.01
                                                      ===================================================

Total Return                                              (38.06)%         (36.96)%           71.94%(b)

Ratios/Supplemental Data:
Net assets, end of period (000)                          $ 23,090          $ 20,782         $ 19,047
Ratio of expenses to average net assets                      1.25%            1.25%            1.25%(c)
Ratio of net investment income
  to average net assets                                      1.52%            1.53%            1.78%(c)
Ratio of expenses to average net assets
  before waivers and reimbursements                        (1.00)%          (0.91)%          (0.70)%(c)
Ratio of net investment income (loss) to average
  net assets before waivers and reimbursements             (1.27)%          (1.19)%          (1.23)%(c)
Portfolio turnover                                          71.97%          146.06%          233.01%


(a) For the period October 1, 1999 (commencement of operations) to August 31,
    2000.
(b) For period of less than a full year, total return is not annualized.
(c) Annualized.


                                 PRIVACY POLICY


     The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              For More Information


     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Shareholder reports contain management's discussion of market conditions and investment strategies that significantly affected the Funds' performance results as of the Funds' latest semi-annual or annual fiscal year end.

     Call the Funds at (800) 441-6978 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.














Investment Company Act #811-09541

                            AmeriPrime Advisors Trust

                             StoneRidge Equity Fund
                        StoneRidge Small Cap Growth Fund
                              StoneRidge Bond Fund

                       STATEMENT OF ADDITIONAL INFORMATION


                                December 31, 2002


     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of AmeriPrime Advisors Trust dated December 31, 2002. A free copy of the Prospectus or annual report can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling (800) 441-6978.

TABLE OF CONTENTS                                                           PAGE

DESCRIPTION OF THE TRUST AND THE FUND..........................................2
-------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........4
---------------------------------------------------------------------

INVESTMENT LIMITATIONS.........................................................8
----------------------

THE INVESTMENT ADVISER........................................................11
----------------------

TRUSTEES AND OFFICERS.........................................................12
---------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................15
------------------------------------

DETERMINATION OF SHARE PRICE..................................................17
----------------------------

ADDITIONAL TAX INFORMATION....................................................18
--------------------------

INVESTMENT PERFORMANCE........................................................18
----------------------

CUSTODIAN.....................................................................22
---------

FUND SERVICES.................................................................22
-------------

ACCOUNTANTS...................................................................23
-----------

DISTRIBUTOR...................................................................23
-----------

FINANCIAL STATEMENTS..........................................................23
--------------------

DESCRIPTION OF THE TRUST AND THE FUND


     The StoneRidge Equity Fund, StoneRidge Small Cap Growth Fund and StoneRidge Bond Fund (each a "Fund" or collectively, the "Funds") were organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to each Fund is StoneRidge Investment Partners, LLC (the "Adviser"). The StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund commenced operations on October 1, 1999. The StoneRidge Bond Fund commenced operations on October 13, 1999.


     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series, and the rights of shares of any other series, are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     As of December 11, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the StoneRidge Equity Fund: First Union National Bank TTEE, 1525 West WT Harris Blvd 3C4 NC-1151, Charlotte, NC 28288-1151 - 71.29%; Philip H. Brown II, CFA, 1014 Chiswell Drive, Downington, PA 19335-4149 - 7.25%



     As of December 11, 2002, First Union National Bank may be deemed to control the StoneRidge Equity Fund as a result of its beneficial ownership of the shares of the StoneRidge Equity Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.


     As of December 11, 2002, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the StoneRidge Equity Fund.

     As of December 11, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the StoneRidge Small Cap Fund:
Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104 -30.55%; First Union National Bank TTEE, 1525 West WT Harris Blvd 3C4 NC-1151, Charlotte, NC 28288-1151 - 9.79%; Firth Third Bank, P.O. Box 630074, Cincinnati, OH 45263 -
12.78%; Grove US LLC, 1565 Buchanan Trail East, P.O. Box 21, Shady Grove, PA 17256 - 12.12%; State Street Bank & Trust Co., 125 SunnyNoll Court Ste 200, Winston Salem, NC 27106 - 6.36%; Adena Health System, 272 Hospital Road, Chillicothe, OH 45601 - 5.11%.

     As of December 11, 2002, Charles Schwab & Co. may be deemed to control the StoneRidge Small Cap Growth Fund as a result of its beneficial ownership of the shares of the StoneRidge Small Cap Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

     As of December 11, 2002, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the StoneRidge Small Cap Fund.

     As of December 11, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the StoneRidge Bond Fund: First Union National Bank TTEE, 1525 West WT Harris Blvd Chg NC-1151, Charlotte, NC 28288-1151 - 98.82%.

     As of December 11, 2002, First Union National Bank may be deemed to control the StoneRidge Bond Fund as a result of its beneficial ownership of the shares of the StoneRidge Bond Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

     As of December 11, 2002, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the StoneRidge Bond Fund. For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and "Determination of Share Price" in this Statement of Additional Information.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

     A. Equity Securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts ("ADR's"), rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.


     B. Corporate Debt Securities. Each Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Equity Fund and the Small Cap Growth Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Bond Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 5%.

     C. Municipal Securities. The Bond Fund may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax-exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

     The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

     The Adviser considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Equity Fund and the Small Cap Growth Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Bond Fund will not will invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 5%.

     D. U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     E. Mortgage-Backed Securities. Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid.
Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Bond Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Bond Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Bond Fund at lower rates of return.

     F. Collateralized Mortgage Obligations (CMOs). The Bond Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

     G. Zero Coupon and Pay in Kind Bonds. Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

     Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

     H. Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

     (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time dDeposits are considered to be illiquid prior to their maturity.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     I. Asset-Backed and Receivable-Backed Securities. Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior /subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificateholder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. No Fund will invest more than 5% of its net assets in asset-backed or receivable-backed securities.

     J. Loans of Portfolio Securities. Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund's net assets.

     K. Foreign Securities. The Equity Fund and Small Cap Growth Fund may invest in foreign equity securities through the purchase of American Depositary Receipts. American Depositary Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. The Bond Fund may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Adviser to be comparable in quality to investment grade domestic securities. No Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 10% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

     L. Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

     2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.


     8. Diversification. No Fund will invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of such Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
with   respect   to  each  Fund  and  are   Non-Fundamental   (see   "Investment
Limitations-Fundamental" above).

     1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.   No  Fund  will  purchase  any  security  while  borrowings
(including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Funds will not purchase or sell puts, calls, options or straddles.

     5. Illiquid Investments. The Funds will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.


     6. 80% Investment Policy. Under normal circumstances, at least 80% of the StoneRidge Equity Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in equity securities of U.S. companies. Under normal circumstances, at lest 80% of the StoneRidge Small Cap Growth Fund's assets (defined as nest assets plus the amount of any borrowing for investment purposes) will be invested in equity securities of small capitalization U. /S. companies. Under normal circumstances, at least 80% of the StoneRidge Bond Fun's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in fixed income securities.

NO Fund will change its policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelop in which the notice is delivered unless the notice is delivered separate from any other communications to the Fund's shareholders.


THE INVESTMENT ADVISER


     The Adviser is StoneRidge Investment Partners, L.L.C., 7 Great Valley Parkway, Suite 290, Malvern, PA 19355. Joseph E. Stocke, CFA, Philip H. Brown II,CFA, Lester Rich, CFA, Daniel H. Cook and Christopher Thorsheim are the controlling members of the Adviser.

     Under the terms of the management agreements (the "Agreements"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: StoneRidge Equity Fund, 0.60%; StoneRidge Small Cap Growth Fund, 1.00%; StoneRidge Bond Fund, 0.40%. The Adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2003 to maintain each Fund's total operating expenses(excluding brokerage costs; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) as follows: Equity Fund, 0.90 %; Small Cap Growth Fund, 1.25 %; Bond Fund, 0.65%.


     The following table describes the advisory fees paid to the Adviser for the last two fiscal periods.


================================= ============================= =============================== ============================
                                      Fiscal Period Ended             Fiscal Year Ended             Fiscal Period Ended
              Fund                      August 31, 2000                August 31, 2001                August 31, 2002
--------------------------------- ----------------------------- ------------------------------- ----------------------------
--------------------------------- ----------------------------- ------------------------------- ----------------------------
Equity Fund 1                               $ 27,017                       $ 30,955                      $ 25,396
--------------------------------- ----------------------------- ------------------------------- ----------------------------
--------------------------------- ----------------------------- ------------------------------- ----------------------------
Small Cap Growth Fund 1                     $122,345                       $211,753                      $243,136
--------------------------------- ----------------------------- ------------------------------- ----------------------------
--------------------------------- ----------------------------- ------------------------------- ----------------------------
Bond Fund 2                                 $ 69,831                       $ 80,875                      $ 90,629
================================= ============================= =============================== ============================

1  Commenced operations October 1, 1999.
2  Commenced operations October 13, 1999.



     The renewal of the Agreements was considered by the Board of Trustees of the Trust at a meeting held on August 19, 2002. The Trustees reviewed information previously supplied to them for their review, including the Adviser's audited financial statements for the years ended December 31, 2001 and December 31, 2000. During their discussion, the Trustees noted that the financial position of the Adviser appeared to be strong. They also reviewed Part II of the Adviser's Form ADV. They reviewed information which compared the performance and expenses of each StoneRidge Fund to that of a peer group of funds for the 3 month, 12 month and year to date periods ended June 30, 2002. Joseph Stocke, the Adviser, then joined the meeting by telephone. He discussed various personnel changes within the firm, noting that the primary personnel responsible for the Funds had not changed. He also discussed changes in the firm's assets under management, noting that there had been asset loss due to market movements. Mr. Stocke and the Trustees engaged in a general discussion regarding the performance of the three StoneRidge Funds, and the specific market conditions that had contributed to the performance of the Funds. In response to questions, Mr. Stocke indicated that it was the Adviser's intent to continue the current expense limitation agreement beyond its current December, 2002 expiration, and into the forseeable future. The independent Trustees met separately with counsel. Based on the information provided, it was the Board's consensus that the fees paid to the Adviser pursuant to each Agreement were reasonable. The Trustees determined that the overall arrangement provided under the terms of each Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interests of the Funds' shareholders.

     The Adviser retains the right to use the name "StoneRidge" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "StoneRidge" automatically ceases ninety days after termination of the Agreements and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


--------------------------------------- -------------------------------- ------------------------------- -------------------
                                                                                  Length of                 Number of
                                       Position(s) Held with the Fund            Time Served              Portfolios in
                                                  Complex1                                                Fund Complex1
                                                                                                           Overseen by
                                                                                                              Trustee
        Name, Age and Address
--------------------------------------- -------------------------------- ------------------------------- -------------------
--------------------------------------- -------------------------------- ------------------------------- -------------------
Timothy Ashburn(2)                         President, Secretary and      President and Secretary Since           30
1104 Buttonwood Court                               Trustee                 October 2002; Trustee of
---------------------
Lexington, KY  40515                                                       Unified Series Trust Since
--------------------
                                                                            October 2002; Trustee of
Year of Birth: 1950                                                        Trust Since November 2002;
                                                                          Trustee of AmeriPrime Funds
                                                                              Since December 2002
--------------------------------------- -------------------------------- ------------------------------- -------------------
------------------------------------------------------------------------ ---------------------------------------------------
               Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
------------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------------ ---------------------------------------------------
Chairman  of  Unified  Financial  Services,  Inc.  since 1989 and Chief           Unified Financial Services, Inc.
Executive  Officer from 1989 to 1992 and 1994 to April 2002;  President                      since 1989
of Unified Financial Services from November 1997 to April 2000.
------------------------------------------------------------------------ ---------------------------------------------------
--------------------------------------- -------------------------------- ------------------------------- -------------------
                                                                          Term of Office and Length of       Number of
        Name, Age and Address           Position(s) Held with the Fund            Time Served              Portfolios in
                                                   Complex1                                                Fund Complex1
                                                                                                            Overseen by
                                                                                                              Trustee
--------------------------------------- -------------------------------- ------------------------------- -------------------


--------------------------------------- -------------------------------- ------------------------------- -------------------
Ronald C. Tritschler(3)                             Trustee                Trustee of the Trust since            30
2361 Old Hickory Lane                                                      November 2002; Trustee of
Lexington, KY 40515                                                       AmeriPrime Funds and Unified
                                                                          Series Trust since December
Year of Birth:  1952                                                                  2002
--------------------------------------- -------------------------------- ------------------------------- -------------------
------------------------------------------------------------------------ ---------------------------------------------------
               Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
------------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------------ ---------------------------------------------------
Chief  Executive  Officer,  Director  and  legal  counsel  of The  Webb                         None
Companies,  a  national  real  estate  company,  from 2001 to  present;
Executive  Vice  President and Director of The Webb Companies from 1990 to 2000; Director, The Lexington Bank, from 1998 to present;  Director,
Vice President and legal counsel for The Traxx Companies,  an owner and operator of convenience stores, from 1989 to present.
------------------------------------------------------------------------ ---------------------------------------------------
--------------------------------------- -------------------------------- ------------------------------- -------------------
                                                                          Term of Office and Length of       Number of
        Name, Age and Address           Position(s) Held with the Fund            Time Served              Portfolios in
                                                   Complex1                                                Fund Complex1
                                                                                                            Overseen by
                                                                                                              Trustee
--------------------------------------- -------------------------------- ------------------------------- -------------------
--------------------------------------- -------------------------------- ------------------------------- -------------------
Thomas G. Napurano                       Treasurer and Chief Financial     Since October 2002 for the           N/A
2424 Harrodsburg Road                               Officer               Trust and AmeriPrime Funds;
Lexington, KY  40503                                                        since December 2002 for
                                                                              Unified Series Trust
Year of Birth:  1941
--------------------------------------- -------------------------------- ------------------------------- -------------------
------------------------------------------------------------------------ ---------------------------------------------------
               Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
------------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------------ ---------------------------------------------------
Chief  Financial  Officer  and  Executive  Vice  President  of  Unified                         N/A
Financial   Services,   Inc.,   the  parent   company  of  the  Trust's
administrator  and  principal  underwriter;  member  of  the  board  of directors of Unified Financial Services, Inc. from 1989 to March 2002.
------------------------------------------------------------------------ ---------------------------------------------------
-------------------------------------- --------------------------------- ------------------------------- -------------------
                                                                                                             Number of
        Name, Age and Address                  Position(s) Held           Term of Office and Length of     Portfolios in
                                                  with Trust                      Time Served              Fund Complex(1)
                                                                                                            Overseen by
                                                                                                              Trustee
-------------------------------------- --------------------------------- ------------------------------- -------------------
-------------------------------------- --------------------------------- ------------------------------- -------------------
Carol Highsmith                              Assistant Secretary          Since November 2002 for The           N/A
431 N. Pennsylvania St.                                                    Trust; and since December
Indianapolis, IN 46204                                                     2002 AmeriPrime Funds and
                                                                              Unified Series Trust
Year of Birth:  1964
-------------------------------------- --------------------------------- ------------------------------- -------------------
------------------------------------------------------------------------ ---------------------------------------------------
               Principal Occupations During Past 5 Years                              Other Directorships Held
------------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------------ ---------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present);                             None
Vice President and Asst. Secretary of Lindbergh Funds; Asst. Secretary
of AmeriPrime Funds and AmeriPrime Advisors Trust (October 2002 to
present).

------------------------------------------------------------------------ ---------------------------------------------------

 1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime the Trust, and Unified Series Trust.
 2 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial
   Securities, Inc., the principal underwriter for certain Funds in the Fund
   Complex.
 3 Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the principal underwriter for certain funds in the


     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------- ---------------------------------- --------------------------- ------------------------
        Name, Age and Address            Position(s) Held with the Fund      Length of Time Served      Number of Portfolios
                                                    Complex1                                              in Fund Complex1
                                                                                                         Overseen by Trustee
--------------------------------------- ---------------------------------- --------------------------- ------------------------
--------------------------------------- ---------------------------------- --------------------------- ------------------------
Gary E. Hippenstiel                                  Trustee                  Trustee of the Trust               30
600 Jefferson Street                                                        since July 2002; Trustee
Suite 350                                                                  of AmeriPrime Funds since
Houston, TX  77002                                                          1995; Trustee of Unified
                                                                               Series Trust since
Year of Birth:  1947                                                             December 2002
--------------------------------------- ---------------------------------- --------------------------- ------------------------
-------------------------------------------------------------------------- ----------------------------------------------------
                Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
-------------------------------------------------------------------------- ----------------------------------------------------
-------------------------------------------------------------------------- ----------------------------------------------------
Director,  Vice  President and Chief  Investment  Officer of Legacy Trust                         None
Company since 1992.
-------------------------------------------------------------------------- ----------------------------------------------------
--------------------------------------- ---------------------------------- -------------------------- -------------------------
                                                                                   Length of            Number of Portfolios
        Name, Age and Address                   Position(s) Held                  Time Served             in Fund Complex1
                                             with the Fund Complex1                                     Overseen by Trustee
--------------------------------------- ---------------------------------- -------------------------- -------------------------
--------------------------------------- ---------------------------------- -------------------------- -------------------------
Stephen A. Little                                    Trustee                 Trustee of the Trust                30
3647 Totem Lane                                                              since November 2002;
Indianapolis, IN 46208                                                       Trustee of AmeriPrime
Year of Birth:  1946                                                       Funds and Unified Series
                                                                           Trust since December 2002
--------------------------------------- ---------------------------------- -------------------------- -------------------------
-------------------------------------------------------------------------- ----------------------------------------------------
                Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
-------------------------------------------------------------------------- ----------------------------------------------------
-------------------------------------------------------------------------- ----------------------------------------------------
President and founder,  The Rose, Inc., a registered  investment adviser,                         None
since April 1993.
-------------------------------------------------------------------------- ----------------------------------------------------
--------------------------------------- ---------------------------------- -------------------------- -------------------------
                                                                                                      Number of Portfolios in
        Name, Age and Address            Position(s) Held with the Fund      Length of Time Served     Fund Complex1 Overseen
                                                    Complex1                                                 by Trustee
--------------------------------------- ---------------------------------- -------------------------- -------------------------
--------------------------------------- ---------------------------------- -------------------------- -------------------------
Daniel Condon                                        Trustee                 Trustee of the Trust                30
2385 The Woods Lane                                                          since November 2002;
Lexington, KY 40502                                                          Trustee of AmeriPrime
                                                                           Funds and Unified Series
Year of Birth:  1950                                                       Trust since December 2002
--------------------------------------- ---------------------------------- -------------------------- -------------------------
-------------------------------------------------------------------------- ----------------------------------------------------
                Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
-------------------------------------------------------------------------- ----------------------------------------------------
-------------------------------------------------------------------------- ----------------------------------------------------
Vice President and General Manager, International Crankshaft Inc., an None
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
-------------------------------------------------------------------------- ----------------------------------------------------

1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime the Trust and Unified Series Trust.


     The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended August 31, 2002.

     The following table provides information regarding shares of the Funds and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2001.



==================================== =================================== ===========================================
                                                                          Aggregate Dollar Range of Shares of all
              Trustee                   Dollar Range of Fund Shares       Funds Overseen by the Trustee Within the
                                                                                AmeriPrime Family of Funds1
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Timothy Ashburn                                     None                                    None
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Daniel Condon                                       None                                    None
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Gary E. Hippenstiel                                 None                                 $1-$10,000
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Stephen Little                                      None                                    None
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Ronald Tritschler                                   None                                    None
==================================== =================================== ===========================================
1 As of December 31, 2001, the terms "Fund Complex" and "AmeriPrime Family of
  Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.


     The compensation paid to the Trustees of the Trust for the fiscal year ended August 31, 2002 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


==================================== ==================================== ==========================================

                                                                              Total Compensation from Trust and
               Name                   Aggregate Compensation from Trust           AmeriPrime Advisors Trust
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Kenneth D. Trumpfheller1                             $0                                      $0
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Steve L. Cobb1                                     $18,729                                 $18,729
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Gary E. Hippenstiel                                $19,875                                 $19,875
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Mark W. Muller1                                    $1,146                                  $16,771
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Richard J. Wright1                                 $1,146                                  $16,771
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Timothy Ashburn                                      $0                                      $0
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Daniel Condon2                                       $0                                      $0
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Stephen Little2                                      $0                                      $0
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Ronald Tritschler2                                   $0                                      $0
------------------------------------ ------------------------------------ ------------------------------------------
------------------------------------ ------------------------------------ ------------------------------------------
Carol J. Highsmith                                   $0                                      $0
==================================== ==================================== ==========================================
1  No longer a Trustee of the Trust.
2  Elected to the Board on November 22, 2002.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement. The following table describes the brokerage transactions directed to brokers during the fiscal year ended August 31, 2002 due to research services provided to the Adviser.




============================================== ======================================= ========================================
                    Fund                               Amount of Transactions                   Brokerage Commissions
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Equity Fund                                                  $1,937,385                                $4,721
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Small Cap Growth Fund                                       $43,250,911                               $191,302
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Bond Fund                                                        $0                                      $0
============================================== ======================================= ========================================


     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     While each Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. StoneRidge Investment Partners, L.L.C. will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

     When a Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

     The following table describes the brokerage commissions paid by each Fund for the last three fiscal periods.


---------------------------------- --------------------------- ------------------------------ ------------------------------
                                      Fiscal Period Ended            Fiscal Year Ended             Fiscal Period Ended
              Fund                      August 31, 2000               August 31, 2001                August 31, 2002
---------------------------------- --------------------------- ------------------------------ ------------------------------
---------------------------------- --------------------------- ------------------------------ ------------------------------
Equity Fund 1                               $19,142                       $18,270                        $10,293
---------------------------------- --------------------------- ------------------------------ ------------------------------
---------------------------------- --------------------------- ------------------------------ ------------------------------
Small Cap Growth Fund 1                     $210,566                     $255,994                       $208,523
---------------------------------- --------------------------- ------------------------------ ------------------------------
---------------------------------- --------------------------- ------------------------------ ------------------------------
Bond Fund 2                                  $3,726                       $12,322                        $10,579
================================== =========================== ============================== ==============================

1  Commenced Operations October 1, 1999.
2  Commenced Operations October 13, 1999.


     The Trust, the Adviser and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE


     The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business ( the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


ADDITIONAL TAX INFORMATION


         Each Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Funds of liability for federal income taxes. If for any taxable year the Funds do not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of each Funds' earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     Each Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of August 31, 2002, the Bond Fund had capital loss carryforwards of $3,493, which will expire in 2010. As of August 31, 2002, the Equity Fund had capital loss carryforwards of $123,468, which will expire in 2010. As of August 31, 2002, the Small Cap Growth Fund had capital loss carryforwards of $830,625, which will expire in 2010.


INVESTMENT PERFORMANCE

     Each Fund may periodically advertise "average annual total return." "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

         Where:   P        =   a hypothetical $1,000 initial investment
                  T        =   average annual total return
                  n        =   number of years
                  ERV      =   ending redeemable value at the end of the
                               applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000, and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     A Fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                              Yield = 2[(a-b/cd+1)6-1]
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

     Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The StoneRidge Bond Fund's yield for the one month period ended August 31, 2002 was 2.04%.

     The  Funds  also  may  advertise  its  after-tax  performance  information.
After-tax   performance   information  is  calculated  on  pre-liquidation   and
post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1. Average Annual Total Return (After Taxes on Distributions):

         P(1+T)n = ATVd

Where:   P    =     a hypothetical $1,000 initial investment
         T    =     average annual total return (after taxes on distributions).
         n    =     number of years
         ATVd =     ending value, after taxes on fund distribution but not
                    after taxes on redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Funds have been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2. Average Annual Total Return (After Taxes on Distributions and Redemption):

         P(1+T)n = ATVdr

Where:   P     =    a hypothetical $1,000 initial investment
         T     =    average annual total return (after taxes on distributions).
         n     =    number of years
         ATVdr =    ending value, after taxes on fund distributions and
                    redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Funds have been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $1,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     The following table provides information regarding the StoneRidge Funds' performance (for the periods ended August 31, 2002).


-------------------------------------------------------------------------------------------------------------
                                           STONERIDGE EQUITY FUND
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------- ----------------------- -------------------------
                                                                    1 Year              Since Inception
                                                                                           (10/01/99)
----------------------------------------------------------- ----------------------- -------------------------
----------------------------------------------------------- ----------------------- -------------------------
Average Annual Total Return                                        -34.63%                  -13.08%
----------------------------------------------------------- ----------------------- -------------------------
----------------------------------------------------------- ----------------------- -------------------------
Average Annual Total Return After Taxes on Distributions
                                                                   -35.71%                  -15.18%
----------------------------------------------------------- ----------------------- -------------------------
----------------------------------------------------------- ----------------------- -------------------------
Average  Annual Total Return After Taxes on  Distributions
and Redemptions                                                    -22.08%                   -9.27%
----------------------------------------------------------- ----------------------- -------------------------
-------------------------------------------------------------------------------------------------------------
                                      STONERIDGE SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------- ----------------------- -------------------------
                                                                    1 Year              Since Inception
                                                                                           (10/01/99)
----------------------------------------------------------- ----------------------- -------------------------
----------------------------------------------------------- ----------------------- -------------------------
Average Annual Total Return                                        -38.06%                  -12.75%
----------------------------------------------------------- ----------------------- -------------------------
----------------------------------------------------------- ----------------------- -------------------------
Average Annual Total Return After Taxes on Distributions
                                                                   -38.06%                  -15.56%
----------------------------------------------------------- ----------------------- -------------------------
----------------------------------------------------------- ----------------------- -------------------------
Average  Annual Total Return After Taxes on  Distributions
and Redemptions                                                    -24.71%                   -8.34%
----------------------------------------------------------- ----------------------- -------------------------
-------------------------------------------------------------------------------------------------------------
                                            STONERIDGE BOND FUND
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------- ----------------------- -------------------------
                                                                    1 Year              Since Inception
                                                                                           (10/13/99)
----------------------------------------------------------- ----------------------- -------------------------
----------------------------------------------------------- ----------------------- -------------------------
Average Annual Total Return                                         2.00%                    6.30%
----------------------------------------------------------- ----------------------- -------------------------
----------------------------------------------------------- ----------------------- -------------------------
Average Annual Total Return After Taxes on Distributions
                                                                    -0.29%                   3.89%
----------------------------------------------------------- ----------------------- -------------------------
----------------------------------------------------------- ----------------------- -------------------------
Average  Annual Total Return After Taxes on  Distributions
and Redemptions                                                     -0.76%                   3.86%
----------------------------------------------------------- ----------------------- -------------------------




     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.


CUSTODIAN


     US Bank,  N.A.,  425 Walnut  Street M.L 6118,  Cincinnati,  Ohio 45202,  is
Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.


FUND SERVICES


     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. Timothy L. Ashburn, a Trustee, and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from each Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.


     In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million).

     Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month).


     The following tables describe the fund accounting and administrative fees paid by each Fund during the last three fiscal periods. Prior to October 12, 2000, the administrative fees were paid to AmeriPrime Financial Services, Inc., which merged with Unified on that date.


--------------------------------- --------------------------------------- ------------------------ ------------------------
                                             October 1, 1999
                                       (commencement of operations)          Fiscal Year Ended        Fiscal Year Ended
          Equity Fund                    through August 31, 2000              August 31, 2001          August 31, 2002
          -----------                    -----------------------              ---------------          ---------------

--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Fund Accounting Fees                             $11,700                          $22,724                  $21,100
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Administrative Fees                              $17,682                          $19,420                  $30,000
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Transfer Agency                                  $18,112                          $22,125                  $13,539
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
                                             October 1, 1999
                                       (commencement of operations)          Fiscal Year Ended        Fiscal Year Ended
     Small Cap Growth Fund               through August 31, 2000              August 31, 2001          August 31, 2002
     ---------------------               -----------------------              ---------------          ---------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Fund Accounting Fees                             $15,000                          $28,635                  $30,282
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Administrative Fees                                 $0                            $16,501                  $30,000
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Transfer Agency                                  $18,057                          $21,699                  $16,531
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
                                             October 1, 1999
                                       (commencement of operations)          Fiscal Year Ended        Fiscal Year Ended
           Bond Fund                     through August 31, 2000              August 31, 2001          August 31, 2002
           ---------                     -----------------------              ---------------          ---------------

--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Fund Accounting Fees                             $16,500                          $26,267                  $30,033
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Administrative Fees                                 $0                            $15,579                  $30,000
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Transfer Agency                                  $17,362                          $20,028                  $17,494
--------------------------------- --------------------------------------- ------------------------ ------------------------


ACCOUNTANTS


     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending August 31, 2003. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR


     Unified Financial Securities, Inc., 431 N. Pennsylvania Street, Indianapolis, IN 46204 (the "Distributor"), is the exclusive agent for distribution of shares of each Funds. Timothy L. Ashburn, (a Trustee of the Trust) and Thomas G. Napurano, an officer of the Trust are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.


FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to the shareholders for the period ended August 31, 2002. The Trust will provide the Annual Report without charge upon written request or request by telephone.

PART C:  OTHER INFORMATION

Item 23.  Exhibits

     (a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(i)  Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  4,  is  hereby
     incorporated by reference.

(ii) Amendment No. 2 to Registrant's  Declaration of Trust which was filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  4,  is  hereby
     incorporated by reference.

(iii)Amendments No. 3-5 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, are hereby incorporated by reference.

(iv) Amendment No. 6 to Registrant's Declaration of Trust, which was filed as an
     Exhibit  to  Registrant's   Post-Effective  Amendment  No.  22,  is  hereby
     incorporated by reference.

(v)  Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an
     Exhibit  to  Registrant's   Post-Effective  Amendment  No.  22,  is  hereby
     incorporated by reference.

(vi) Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an
     Exhibit  to  Registrant's   Post-Effective  Amendment  No.  22,  is  hereby
     incorporated by reference.

(vii)Amendment No. 9 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

(viii) Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

(ix) Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(x) Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xi) Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xii)Amendment No. 14 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(xiii) Amendment No. 15 and 16 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, are hereby incorporated by reference.

(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.

(i) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Small Cap Growth Fund (formerly the StoneRidge Small Cap Equity Fund), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(iii)Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vii)Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(ix) Advisory  Agreement  for the  Monteagle  Value Fund,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  3,  is  hereby
     incorporated by reference.

(x) Advisory Agreement for the Monteagle Large Cap Fund and the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

(xi) Registrant's Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xii)Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Fortress Fund (formerly the Paragon Uncorrelated Return Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

(xiii) Registrant's Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xiv)Registrant's Management Agreement with Polynous Capital Management, Inc. for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

(xv) Registrant's Management Agreement with Iron Financial Management, Inc. for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xvi)Registrant's Management Agreement with Sheer Asset Management, Inc. for the Bull Moose Growth Fund (formerly the Thematic Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xvii) Registrant's Management Agreement with Bates Total Asset Management, Inc. for the RiverGuide Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(xviii) Registrant's Management Agreement with Paragon Capital Management,  Inc.
     for the Paragon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33, is hereby incorporated by reference.


(xix)Registrant's Management Agreement with Wertz York Capital Management Group, LLC for the Institutional Short-Term Government Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

(e)  Underwriting Contracts.

     (i) Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (ii) Registrant's Underwriting Agreement with Polynous Securities, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (iii)Registrant's form of Dealer  Agreement,  which was filed as an Exhibit
          to   Registrant's   Post-Effective   Amendment   No.   19,  is  hereby
          incorporated by reference.

     (iv) Registrant's Exhibit A to Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodian Agreements.

     (i) Registrant's Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registrant's Appendix B to Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (iii)Registrant's Custodian Agreement with The Huntington National Bank, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(h) Other Material Contracts. None.

(i) Legal Opinion.

     (i) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (ii) Consent of Thompson Hine LLP is filed herewith.


(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.


(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

     (i)  Registrant's  Rule 12b-1  Distribution  Plan for the Master High Yield
          Income   Fund,   which  was  filed  as  an  Exhibit  to   Registrant's
          Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (ii) Registrant's Rule 12b-1 Distribution Plan for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (iii)Registrant's  Rule  12b-1   Distribution  Plan  for  the  Iron  Market
          Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (iv) Registrant's Rule 12b-1 Distribution Plan for the Bull Moose Growth Fund (formerly the Thematic Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

(n) Rule 18f-3 Plan. Multiple Class Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

     (i) Code of Ethics of Registrant, its advisers and Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (ii) Amended Schedule A to the Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33, is hereby incorporated by reference.

(q) Powers of Attorney.

     (i)  Power of Attorney for Registrant and Certificate with respect thereto,
          which  were  filed  as  an  Exhibit  to  Registrant's   Post-Effective
          Amendment No. 35, are hereby incorporated by reference.

     (ii) Power of Attorney for Gary Hippenstiel, a Trustee of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (iii)Powers of Attorney for Timothy Ashburn, President and a Trustee of the Trust, Thomas Napurano, Treasurer of the Trust, and Stephen Little, a Trustee of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, are hereby incorporated by reference.


Item 24.  Persons Controlled by or Under Common Control with the Funds


     As of December 1, 2002, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.

     As of March 4, 2002, Sheet Metal Workers Annuity Fund owned 71.62% of the StoneRidge Equity Fund and 98.98% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.

     As of March 5, 2002, Paragon Capital Management, Inc. ("Paragon") may be deemed to beneficially own 64.89% of the Paragon Dynamic Fortress Fund. David and Catherine Young own 100% of Paragon and, therefore, may be deemed to control Paragon and to indirectly control the Paragon Dynamic Fortress Fund. As a result, Paragon and the Paragon Dynamic Fortress Fund may be deemed to be under common control.


Item 25.  Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement with Unified Financial Securities, Inc., the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the Underwriting Agreement with Polynous Securities, LLC ("Polynous Securities"), the Trust has agreed to indemnify and hold harmless
Polynous Securities against any and all liability, loss, damages, costs or expenses (including reasonable counsel fees) which Polynous Securities may incur or be required to pay, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Polynous Securities may be involved as a party or otherwise or with which Polynous Securities may be threatened, by reason of the offer or sale of the shares of the Polynous Fund by persons other than Polynous Securities or its representatives, prior to the execution of the Agreement. If a claim is made against Polynous Securities as to which Polynous Securities may seek indemnity, Polynous Securities must notify the Trust promptly of any written assertion of such claim threatening to institute an action or proceeding with respect thereto and must notify the Trust promptly of any action commenced against Polynous Securities within 10 days time after Polynous Securities has been served with a summons or other legal process, giving information as to the nature and basis of the claim. Failure so to notify the Trust does not, however, relieve the Trust from any liability which it may have on account of the indemnity under the Agreement if the Trust has not been prejudiced in any material respect by such failure. The Trust has the sole right to control the settlement of any such action, suit or proceeding subject to Polynous Securities' approval, which shall not be unreasonably withheld. Polynous Securities has the right to participate in the defense of any action or proceeding and to retain its own counsel, and the reasonable fees and expenses of such counsel will be borne by the Trust (which shall pay such fees, costs and expenses at least quarterly) if: (i) Polynous Securities has received a written opinion of counsel, on which the Trust is expressly permitted to rely, stating that the use of counsel chosen by the Trust to represent Polynous Securities would present such counsel with a conflict of interest; (ii) the defendants in, or targets of, any such action or proceeding include both Polynous Securities and the Trust, and legal counsel to Polynous Securities must reasonably conclude in a written legal opinion, on which the Trust is expressly permitted to rely, that there are legal defenses available to it which are different from or additional to those available to the Trust or which may be adverse to or inconsistent with defenses available to the Trust (in which case the Trust shall not have the right to direct the defense of such action on behalf of Polynous Securities); or (iii) the Trust shall authorize Polynous Securities to employ separate counsel at the expense of the Trust. Notwithstanding anything to the contrary, it is understood that the Trust shall not, in connection with any action, suit or proceeding, be liable under the Agreement for the fees and expenses of more than one legal counsel.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a) StoneRidge Investment Partners, LLC ("StoneRidge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the StoneRidge Equity Fund, StoneRidge Small Cap Growth Fund and StoneRidge Bond Fund, is a registered investment adviser.

     (i) StoneRidge has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of StoneRidge is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

     (i)  NCC  has  engaged  in  investment   banking  and  general   management
          consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

     (ii) Information with respect to each officer and member of NCC is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

     (i) Robinson has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Robinson is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.

     (i) Howe and Rusling has engaged in no other business during the past two fiscal years.


     (ii) See table below. Third Security, LLC is located at The Governor Tyler, 1902 Downey St., Radford, VA 24141.


---------------------------------------- -------------------------------------- --------------------------------------
Name                                     Position with Adviser                  Other Business
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Russling                       President and Director                 None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Randal J. Kirk                           Director                               Managing  Director of Third  Security
                                                                                , LLC
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Larry D. Horner                          Director                               Senior Adviser of Third Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Marcus E. Smith                          Director                               Managing    Director    and   General
                                                                                Counsel for Third Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Dixon D. Low                             Director                               Managing     Director    for    Third
                                                                                Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Doit L. Koppler, II                      Treasurer                              Managing     Director    for    Third
                                                                                Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------


(e)  T.H.  Fitzgerald,   Jr.  ("Fitzgerald"),   180  Church  Street,  Naugatuck,
Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.

     (i) Fitzgerald has engaged in no other business during the past two fiscal years.


     (ii)

---------------------------------------- -------------------------------------- --------------------------------------
Name                                     Position with Adviser                  Other Business
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas H. Fitzgerald                     President and Shareholder              None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Donna J. Blair                           Senior Investment Officer              None
---------------------------------------- -------------------------------------- --------------------------------------


(f) Cloud, Neff & Associates, Inc. ("Cloud, Neff"), 606 Park Tower, 5314 South Yale, Tulsa, Oklahoma 74135, adviser to the Cloud, Neff Capital Appreciation Fund, is a registered investment adviser.

     (i) Cloud, Neff has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).

(g) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Dynamic Fortress Fund and the Paragon Fund, is a registered investment adviser.

     (i) Paragon has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).

(h) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.

     (i) Riccardi has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).

(i) Polynous Capital Management, Inc. ("Polynous"), 345 California Street, Suite 1220, San Francisco, CA 94104, adviser to the Polynous Growth Fund, is a registered investment adviser.

     (i) Polynous has engaged in no other business during the past two fiscal years.


     (ii) Kevin L. Wenck is the sole officer and director of Polynous.


(j) Iron Financial Management, Inc. ("Iron"), One Northfield Plaza, Suite 111, Northfield, Illinois 60093, adviser to the Iron Market Opportunity Fund, is a registered investment adviser.

     (i) Iron has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Iron is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-46417).

(k) The Roosevelt Investment Group ("Roosevelt"), 444 Madison Avenue, New York, New York 10022, adviser to the Bull Moose Growth Fund, is a registered investment adviser.

     (i)  Roosevelt has engaged in no other business during the past two years.

     (ii) Information with respect to each officer and director of Roosevelt is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-38824).

(l)  Bates  Total  Asset  Management,  Inc.  ("Bates"),  401  Junction  Highway,
Kerrville, Texas 78028, adviser to the RiverGuide Fund, is a registered investment adviser.

     (i) Bates and its officers have engaged in various business activities of a substantial nature during the past two years. Information regarding such activities is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-60379).

     (ii) Information with respect to each officer and director of Bates is incorporated by reference to the Form ADV.

(m) Warren Asset Management, LLC ("Warren"), 805 Kingwood Court, Highland Village, Texas 75077, adviser to the DG Growth Fund and the DG Opportunity Fund, is registered as an investment adviser.

     (i) Warren has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Warren is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-60700).

(n) Wertz York Capital Management Group, LLC ("W&Y"), 3550 Buschwood Park Drive, Suite 135, Tampa, Florida 33618, adviser to the Institutional Short-Term Government Bond Fund, is a registered investment adviser.

     (i)  W&Y has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of W&Y is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-60690).

Item 27.  Principal Underwriters

Unified Financial Securities, Inc.:

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the Polynous Growth Fund. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, ATC Funds, Julius Baer Investment Funds, Lindbergh Funds, Metric Wisdom Funds, Milestone Funds, Rockland Fund Trust, Runkel Funds, Securities Management & Timing Fund, the Sparrow Funds and TANAKA Funds.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:


---------------------------------------- -------------------------------------- --------------------------------------
                  (1)                                     (2)                                    (3)
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
          Name and Principal                     Positions and Offices                     Positions with
           Business Address                        with Underwriter                       Offices with Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Timothy Ashburn                          Director                               Trustee and President
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Stephen D. Highsmith, Jr.                Director, President and CEO            None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Napurrano                      Vice President and CFO                 Treasurer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Lynn E. Wood                             Director and CCO                       None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------


(c)  Not applicable.

Polynous Securities, LLC:

(a) Polynous Securities, LLC is the principal underwriter of the Polynous Growth Fund ("Polynous Securities"). Kevin L. Wenck is an affiliate of Polynous Securities because he owns a majority interest in the company. Mr. Wenck is also the controlling shareholder of Polynous Capital Management, Inc., adviser to the Polynous Growth Fund. Polynous Securities currently acts as principal underwriter to no other registered investment companies.

(b) Information with respect to each member and officer of Polynous Securities is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-50805).

(c) Not applicable.

Item 28.  Location of Accounts and Records


Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by: the Registrant at 431 North Pennsylvania Street, Indianapolis, Indiana 46204; and/or by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215; and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.


Item 29.  Management Services Not Discussed in Parts A or B

None.

Item 30.  Undertakings

None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 30th day of December, 2002.

                                                AmeriPrime Advisors Trust



                                                By:            / S /
                                                        Donald S. Mendelsohn
                                                        Attorney-in Fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Gary E. Hippenstiel,* Trustee                   *By:          / S /
                                                         Donald S. Mendelsohn,
Stephen A. Little, * Trustee                             Attorney-in-Fact

Timothy L. Ashburn, * President                          December 30, 2002
and Trustee

Thomas G. Napurano* Treasurer
and Chief Financial Officer

__________/s/_________________
Daniel Condon

__________/s/_________________
Ronald C. Tritschler